SEMIANNUAL REPORT - FINANCIAL STATEMENTS

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

June 30, 2001

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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited                        For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS                6 Months        Year                1/30/98
                                       Ended       Ended                Through
                                     6/30/01    12/31/00   12/31/99    12/31/98
NET ASSET VALUE
Beginning of period                 $  11.12   $   14.05  $  11.02  $    10.00
 ...............................................................................
Investment activities
  Net investment income (loss)          0.04        0.09      0.10        0.08
  Net realized and unrealized
  gain (loss)                          (0.50)      (2.26)     3.56        1.13
 ...............................................................................
  Total from investment activities     (0.46)      (2.17)     3.66        1.21
Distributions
  Net investment income                    -       (0.09)    (0.10)      (0.08)
  Net realized gain                        -       (0.67)    (0.53)      (0.11)
 ...............................................................................
  Total distributions                      -       (0.76)    (0.63)      (0.19)
 ...............................................................................
NET ASSET VALUE
 ...............................................................................
End of period                       $  10.66   $   11.12  $  14.05  $    11.02

RATIOS/SUPPLEMENTAL DATA
Total return*                         (4.14)%   (15.58)%    33.72%      12.29%
 ...............................................................................
Ratio of total expenses to
average net assets                     0.40%+     0.40%      0.40%       0.40%+
 ...............................................................................
Ratio of net investment
income (loss) to average
net assets                             0.83%+     0.78%      1.04%       1.15%+
 ...............................................................................
Portfolio turnover rate               35.1%+     30.5%      23.4%       26.3%+
Net assets, end of period
(in thousands)                      $ 81,032   $ 86,322   $ 54,219  $   20,743
 ...............................................................................
     * Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
     +    Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited                                                        June 30, 2001

PORTFOLIO OF INVESTMENTS                                 Shares         Value
                                                            In thousands
COMMON STOCKS  96.1%
INDUSTRIAL  2.7%
Defense and Aerospace  0.5%
Precision Castparts                                  1,600   $          60
Newport News Shipbuilding                              900              55
Alliant Techsystems *                                  450              40
SBA Communications *                                 1,400              35
Stewart & Stevenson                                    700              23
BE Aerospace *                                       1,000              19
AMETEK                                                 600              18
Curtiss- Wright                                        300              16
Teledyne Technologies *                              1,000              15
Triumph Group *                                        300              15
Kaman                                                  800              14
GenCorp                                              1,000              13
Aviall *                                             1,000              11
HEICO (Class A)                                        515               9
Sequa (Class A) *                                      200               9
AAR                                                    500               9
Allied Research *                                    1,000               8
Liberty Digital *                                    1,300               8
HEICO                                                  400               8
DRS Technologies *                                     300               7
United Industrial                                      400               7
SPACEHAB *                                           1,900               4
Kellstrom Industries *ss.                              700               1
                                                                       404

Heavy Electrical Equipment  0.5%
Hubbell (Class B)                                    1,500              43
Technitrol                                           1,000              26
Plug Power *ss.                                      1,200              26
Lincoln Electric Holdings                            1,000              25
Woodward Governor                                      300              25
Newportss.                                             950              25
Baldor Electric                                      1,100              24
C&D Technologies                                       700              22

Belden                                                 800   $          21
Active Power *                                       1,200              20
Optical Cable *ss.                                   1,600              16
UCAR International *                                 1,300              16
Regal-Beloit                                           700              15
Proton Energy Systems *ss.                           1,200              14
LSI Industries                                         600              14
A.O. Smith (Class B)                                   700              13
MagneTek *                                             700               9
Wesco International *                                  900               8
Beacon Power *ss.                                    1,100               8
Advanced Lighting *                                  1,700               7
SatCon Technology *ss.                                 700               7
Alpine Group *                                       1,100               2
Ultrak *                                               600               1
                                                                       387

Heavy Machinery  0.2%
Trinity Industries                                   1,000              20
Tennant                                                500              20
Terex *ss.                                             800              17
JLG Industries                                       1,300              16
AGCO                                                 1,600              15
Columbus Mckinnonss.                                 1,300              15
Lindsay Manufacturing                                  650              12
Logansport Financial                                   800              11
Astec Industries *                                     400               7
                                                                       133

Industrial Parts  1.5%
American Standard *                                  1,900             114
Capstone Turbine *ss.                                2,200              49
Teleflex                                             1,100              48
Shaw Group *ss.                                      1,200              48
Pentair                                              1,400              47
Donaldson                                            1,300              40
IDEXss.                                                900              31
Tecumseh Products                                      600              30

Kennametal                                             800   $          30
Emcore *ss.                                            940              29
York International                                     800              28
Flowserve *                                            900              28
AAON *                                               1,000              26
Graco                                                  750              25
Genlyte Group *                                        800              25
Rayovac *                                            1,100              23
Kaydon                                                 900              23
Brooks Automation *ss.                                 500              23
Cymer *                                                900              23
Nordson                                                800              21
Briggs & Strattonss.                                   500              21
Coors *ss.                                             500              19
Fuelcell Energy *ss.                                   800              18
Simpson Manufacturing *                                300              18
Manitowoc                                              600              18
Bacou USA *                                            600              17
CLARCOR                                                600              16
Engineered Support Systemsss.                          400              16
Semitool *                                           1,300              15
CUNO *                                                 500              15
Thomas Industries                                      500              15
Wilson Greatbatch Technologies *                       500              14
EDOss.                                                 900              14
SPS Technologies *                                     300              14
Hughes Supplyss.                                       600              14
Milacron                                               900              14
ASM Lithography *                                      528              12
Applied Industrial Technologies                        600              11
Robbins & Myers                                        400              11
UNOVA *                                              1,600              11
Lennox International                                 1,000              11
Exide                                                  900              10
Hexcel *                                               800              10
Watts Industries (Class A)                             600              10

Presstek *                                             800   $          10
BHA Group (Class A)                                    700              10
Twin Disc                                              600              10
Catalytica Energy Systems *                            432               9
Standard Motor Products                                700               9
Hawk (Class A) *                                     1,500               9
Esco Electronics *                                     300               9
Powell Industries *                                    300               9
Lawson Products                                        300               9
Knape & Vogt Manufacturing                             600               8
KVH Industries *                                     1,100               8
Flow International *                                   700               8
Millennium Cell *                                      700               7
Graham *                                               600               7
TransTechnology                                        800               7
Sauer Danfoss                                          700               7
NN Ball & Roller                                       600               6
Speedfam Ipec *                                      1,600               5
Thermo Fibertek *                                    1,700               5
Axsys Technologies *                                   400               5
Encore Wire *                                          400               5
Federal-Mogulss.                                     2,100               4
Key Technology *                                       700               3
Actuant *ss.                                           205               3
WSI Industries *                                     1,400               3
Blout International *                                1,207               3
Electric Fuel *ss.                                   1,100               3
CTB International *                                    300               3
Strategic Distribution *                               200               2
                                                                     1,241
Total Industrial                                                     2,165

TRANSPORTATION  2.0%
Airlines  0.5%
Continental Airlines *                               1,400              69
UALss.                                               1,600              56
Northwest Airlines *                                 2,000              50

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SkyWest                                              1,500   $          42
Atlantic Coast Airlines *                            1,000              30
Alaska Air Group *ss.                                  700              20
Airtran Holdings *                                   1,700              18
Amtran *                                               800              17
Frontier Airlines *                                  1,350              17
Petroleum Helicopters *                                800              14
Mesa Air Group *                                     1,100              14
Atlas Air *                                            900              13
America West Holdings *                                900               9
Midwest Express *                                      400               7
                                                                       376

Railroads  0.2%
GATXss.                                              1,300              52
Wisconsin Central Transport *                        1,800              30
Florida East Coast Industries                          700              25
Kansas City Southern Industries *ss.                 1,400              22
Westinghouse Air Brake                               1,200              18
RailAmerica *ss.                                     1,100              13
Greenbrier                                           1,000               9
Genesee & Wyoming *                                    450               9
                                                                       178

Trucking, Shipping & Air Freight  1.3%
UPSss.                                               6,640             384
Expeditors International of Washington               1,500              90
C.H. Robinson Worldwide                              2,400              67
Iron Mountain *                                      1,420              64
Tidewater                                            1,500              56
CNF                                                  1,300              37
Alexander & Baldwin                                  1,300              33
Werner Enterprises                                   1,300              31
Swift Transportation *ss.                            1,450              28
USFreightways                                          800              24
Overseas Shipholding Group                             700              21
EGL *                                                1,200              21
Heartland Express *                                    875              20

Airborne Freight                                     1,600   $          18
J B Hunt Transport Services *                          900              17
OMI *                                                2,600              15
Roadway Express                                        600              14
Maritrans                                            1,500              14
Landstar Systems *                                     200              14
Knight Transportation *                                600              12
International Shipholding                            1,200              11
Arnold Industries                                      500              10
Arkansas Best Holdings *ss.                            400               9
Forward Air *                                          300               9
Transport Corporation of America *                   1,300               8
Hub Group (Class A) *                                  600               8
U.S. Xpress Enterprises *                            1,100               8
Yellow Corp *                                          400               8
M.S. Carriers *                                        200               6
Motor Cargo Industries *                               600               6
Kirby *                                                200               5
Allied Holdings *                                    1,400               4
Patriot Transportation Holding *                       200               3
USA Truck *                                            300               2
Fedex *                                                  1               0
                                                                     1,077

Total Transportation                                                 1,631

BASIC MATERIALS  3.2%
Chemicals  1.5%
Cabot                                                1,700              61
Valhi                                                3,700              48
OM Group                                               800              45
Lyondell Chemical                                    2,800              43
Valsparss.                                           1,200              43
Crompton                                             3,524              38
Cytec Industries *                                   1,000              38
Solutia                                              2,800              36
Cambrex                                                700              35

Surmodics *ss.                                         600   $          35
Lubrizol                                             1,100              34
Monsantoss.                                            900              33
Scotts (Class A) *                                     800              33
Albemarle                                            1,400              32
IMC Global                                           3,000              31
Aptargroup                                             900              29
H.B. Fuller                                            560              28
RPM                                                  3,000              28
Minerals Technologies                                  600              26
Brady                                                  700              25
Airgas *                                             2,000              24
Millennium Chemicals                                 1,500              23
NL Industries                                        1,600              22
Carlisle Companiesss.                                  600              21
Ameron International                                   300              20
Tredegar Industries                                  1,000              19
Wellman                                              1,000              18
Ferro                                                  800              17
Ivex Packaging *                                       900              17
SPARTECH                                               600              15
Arch Chemicals                                         650              14
AEP Industries *ss.                                    400              14
Georgia Gulf                                           900              14
Uniroyal Technology *                                1,600              14
A. Schulman                                          1,000              14
International Specialty Products *                   1,200              13
OMNOVA Solutions                                     1,600              12
Summa Industries *                                   1,100              11
Macdermid                                              600              11
Synalloy                                             1,500              10
Calgon Carbon                                        1,300              10
Valley National Gases *                              2,000              10
Oil-Dri                                              1,200              10
Ionics *                                               300               9
Alltrista *                                            800               9
Alcide *                                               300               9

Terra Nitrogen                                       1,000   $           8
Finishmaster *                                       1,000               8
Northern Technologies                                1,400               7
Chase                                                  600               7
Zoltek *ss.                                          1,600               7
CFC International *                                  1,600               7
Amcol International                                    900               5
Rogers *                                               200               5
Stepan                                                 200               5
ICO *                                                1,900               5
EDEN Bioscience *ss.                                   500               5
Altair International *                               1,700               4
Mississippi Chemical                                 1,100               3
Triple S Plastics *                                    500               3
                                                                     1,180

Metals and Mining  0.9%
CONSOL Energy                                        1,900              48
Massey                                               2,200              43
Peabody Energy *                                     1,300              43
AK Steel                                             3,244              41
Arch Coal                                            1,200              31
Harsco                                               1,000              27
Mueller Industries *                                   800              26
Stillwater Mining *                                    900              26
Owens-Illinois *ss.                                  3,800              26
Centex Construction Products                           700              23
Lone Star Technologies *                               610              22
Olin                                                 1,200              20
Reliance Steel & Aluminum                              800              20
NS Group *                                           1,400              19
Century Aluminum                                     1,100              18
Steel Dynamics *                                     1,400              17
Maverick Tube *                                      1,000              17
USEC                                                 1,800              15
MAXXAM *                                               600              15
Tremont                                                400              14
Texas Industries                                       400              14
Titanium Metals *ss.                                 1,300              13

Ryerson Tull                                           900   $          12
Gibraltar Steel                                        600              12
Carpenter Technology                                   400              12
Crown Cork & Seal                                    3,100              12
Donnelly                                               800              11
Northwest Pipe *                                       700              11
Carbo Ceramics                                         300              11
Cleveland-Cliffs                                       600              11
Valmont Industries                                     600              11
Oglebay Norton                                         400              11
Silgan Holdings *                                      600              11
Commercial Metals                                      300              10
Universal Stainless & Alloy *                        1,000               9
Oregon Steel Mills                                   1,000               9
Wolverine Tube *                                       500               8
McMoran Exploration *                                  500               8
Steel Technologies                                   1,000               7
Fansteel *                                           1,600               7
Brush Wellman                                          400               6
Kaiser Aluminum *                                    1,600               6
Metals USA                                           1,000               2
Rock of Ages *                                         400               2
U.S. Aggregates                                        900               1
                                                                       738

Gold  0.0%
Meridian Gold *                                      2,000              16
Royal Gold                                           2,000               6
                                                                        22

Forest Products & Paper  0.8%
Smurfit-Stone Container *                            6,200             100
Georgia-Pacific (Timber Group)                       2,100              75
Sonoco Products                                      2,560              64
Bowater                                              1,300              58
Plum Creek Timberss.                                 2,000              56
Packaging Corporation of America *                   2,600              40
United Stationers *                                  1,100              35
Rayonier                                               600              28
Greif Brothers                                         900              27

Glatfelter P H                                       1,500   $          21
Universal Forest Products                              800              18
Longview Fibre                                       1,400              17
Wausau-Mosinee Paper                                 1,300              17
Pope & Talbot                                        1,200              16
Rock-Tenn                                            1,000              12
Caraustar                                            1,200              11
Trex *ss.                                              500              10
Schweitzer- Mauduit                                    400               9
Nashua *                                             1,300               9
Buckeye Technologies *                                 600               9
FiberMark *                                            600               8
Baltek *                                               700               6
U.S. Timberlands                                       900               5
Badger Paper Mills *                                 1,200               4
Tufco Technologies *                                   300               3
Chesapeake                                             100               2
                                                                       660
Total Basic Materials                                                2,600

BUSINESS SERVICES  3.8%
Advertising  0.5%
Lamar Advertising *ss.                               2,200              97
Valassis Communications *ss.                         1,400              50
Interpublic Group                                    1,596              47
Catalina Marketing *                                 1,450              44
Harte-Hanks                                          1,700              42
Getty Images *                                       1,400              37
CMGI *ss.                                            9,268              28
ADVO *ss.                                              600              21
Grey Advertising                                        30              20
InfoUSA *                                            2,000              12
Obie Media *                                         1,000               7
FTI Consulting *                                       200               4
L90 *ss.                                             1,000               2
Avenue A *ss.                                          400               1
                                                                       412

Business Services  1.5%
Viad                                                 2,600   $          69
KPMG Consulting *                                    4,300              66
Dun & Bradstreet *                                   2,000              56
West *                                               2,000              44
Pharmaceutical Product Development *                 1,400              43
Fair, Issac                                            600              37
Charles River Laboratories International *           1,000              35
Exelixis *                                           1,800              34
Corporate Executive Board *                            800              34
Tetra Tech *ss.                                      1,200              33
Professional Detailing *ss.                            350              32
National Datass.                                       900              29
R.H. Donnelley *                                       800              26
Maximus *                                              600              24
Lexicon Genetics *                                   1,900              24
TeleTech Holdings *ss.                               2,540              23
Stewart Enterprises (Class A)                        3,100              23
Sotheby's (Class A) *                                1,400              23
Gartner Group *                                      2,400              22
ProBusiness Services *ss.                              800              21
Symyx Technologies *                                   850              21
F. Y. I. *                                             500              20
I-many *                                             1,400              19
Startek *                                              800              18
Allscripts Heathcare Solutions *ss.                  2,000              18
Sylvan Learning Systems *                              734              18
Prepaid Legal Services *ss.                            800              18
Ventiv Health *ss.                                     833              17
Value Line                                             400              17
Arbitron *ss.                                          700              17
Forrester Research *                                   700              16
Genaissance Pharmaceuticals *                        1,100              15
Emcor Group *                                          400              14
Profit Recovery Group International *                1,250              14
Wireless Facilities *ss.                             2,200              14
Key3Media Group *                                    1,200              14

Syntel *                                             1,700   $          13
Parexel International *                                600              12
Braun Consulting *ss.                                1,400              11
Sangamo BioSciences *ss.                               700              10
MemberWorks *ss.                                       400               9
Daktronics *                                           600               9
SPECTRX *                                            1,000               9
Management Network Group *                           1,400               9
DiamondCluster International *ss.                      650               8
Information Resources *                                800               8
Navigant Consulting *ss.                             1,000               8
APAC TeleServices *                                  2,500               8
Hollywood Media *ss.                                 1,300               8
Source Information Management *ss.                   1,400               8
Orchid BioSciences *                                 1,000               8
Pomeroy Computer Resources *ss.                        500               8
Transport Lux                                        1,300               7
Deltagen *                                             800               7
Emexss.                                                630               7
Abington Bancorp                                       400               6
Opinion Research *                                     900               5
Navigant International *                               369               5
Modem Media *                                        1,300               5
Medis Technologies *ss.                                400               4
Staff Leasing                                        1,000               4
i3 Mobile *ss.                                       1,300               4
First Consulting Group *ss.                            500               4
Computer Horizons *                                  1,100               3
LCC International *                                    500               3
Student Advantage *ss.                               1,800               3
Echapman.com *                                       1,400               3
Official Payments *                                    600               3
SITEL *                                              1,900               3
Harris Interactive *                                 1,000               3
Giga Information Group *                             1,000               2
Edgewater Technology *                                 567               2
American Dental Partners *ss.                          400               2
eLoyalty *                                           1,300   $           1
Manning Greg Auctions *                                500               1
Zamba Coro *                                         1,000               1
iBEAM Broadcasting *                                 2,300               1
HA-LO Industries *                                   1,300               0
                                                                     1,203

Environmental Services  0.3%
Republic Services (Class A) *                        4,600              91
Covanta Energy *                                     1,400              26
Stericycle *                                           500              23
Newpark Resources *                                  1,800              20
Ecology and Environment (Class A)                    1,900              16
Waste Connections *ss.                                 400              14
Met-Pro                                              1,000              14
TRC *                                                  200               8
Casella Waste Systems (Class A) *                      600               8
Duratek *                                            1,200               6
U.S. Liquids *                                         600               3
U.S. Plastic Lumber *                                  900               1
                                                                       230

Industrial Services  1.5%
Apollo Group (Class A) *ss.                          3,100             132
ServiceMaster                                        8,050              97
Devry *                                              2,000              72
Manpower                                             1,900              57
United Rentals *ss.                                  1,800              47
Apria Healthcare *                                   1,600              46
Copart *                                             1,300              38
Rent-A-Center *                                        700              37
Corinthian Colleges *                                  700              33
Education Management *                                 800              32
Edison Schools *ss.                                  1,400              32
ITT Educational Services *                             700              31
Career Education *                                     500              30
Pittston Services                                    1,249              28
ABM Industries                                         700              26
Central Parking                                      1,300              24

Dollar Thrifty Auto Group *                          1,000   $          24
Regis                                                1,100              23
Korn/Ferry *                                         1,300              20
Rollins                                              1,000              20
Xtra *                                                 400              20
Strayer Educationss.                                   400              19
Rehabcare Group *                                      400              19
Rent Way *ss.                                        1,700              19
Chemed                                                 500              18
Modis Professional Services *                        2,600              18
Interpool                                            1,100              17
Kelly Services                                         700              17
G & K Services                                         600              16
Spherion *                                           1,800              16
Learning Tree International *ss.                       700              16
Administaff *                                          600              16
On Assignment *                                        800              14
Wackenhut Corrections *                              1,000              13
Bright Horizons Family Solution *                      400              13
Cornell Companies *                                    900              13
Heidrick & Struggles International *                   600              12
Wackenhut *ss.                                         700              12
Gentiva Health Services *                              550              10
AMERCO *                                               400               9
Volt Information Sciences *                            500               9
Universal Compression Holdings *                       300               8
Ablest *                                             1,700               8
Labor Ready *                                        1,400               7
Insurance Auto Auctions *ss.                           400               7
CDI *                                                  400               7
ANC Rental *ss.                                      2,050               6
Kroll-O' Gara *                                        600               6
Butler International *                               1,500               5
UniFirst                                               200               4
ViroLogic *                                          1,600               3
Budget Group (Class A) *ss.                          1,100               3
AHL Services *                                         300               2
kforce.com *ss.                                        356   $           2
PROVANT *                                            1,200               2
ProsoftTraining.com *ss.                               900               1
NationsRent *                                        1,700               1
                                                                     1,237
Total Business Services                                              3,082

RETAIL  3.8%
Clothing Stores  1.3%
Intimate Brandsss.                                  13,130             198
Abercrombie & Fitch (Class A) *                      2,900             129
Talbotsss.                                           1,800              79
American Eagle Outfitters *                          2,000              70
Venator Group *ss.                                   4,000              61
Ross Stores                                          2,300              55
Payless Shoesource *                                   705              46
Saks *                                               3,975              38
Neiman Marcus *                                      1,200              37
AnnTaylor Stores *ss.                                  800              29
Men's Wearhouse *                                      900              25
Burlington Coat Factory Warehouse                    1,100              22
Too *                                                  800              22
Footstar *                                             600              21
Pacific Sunwear *ss.                                   900              20
Hot Topic *ss.                                         600              19
Chicos *ss.                                            600              18
bebe stores *                                          600              17
Charlotte Russe *ss.                                   600              16
The Children's Place *ss.                              600              16
Dress Barn *                                           700              16
Christopher & Banks *                                  450              15
Stein Mart *                                         1,300              13
Charming Shoppes *ss.                                2,200              13
Factory 2-U Stores *                                   400              12
Wet Seal *                                             300              10
Cato                                                   400               8
Mothers Work *                                       1,000               8

Buckle *                                               400   $           8
Wilsons Leather Experts *                              400               7
Urban Outfitters *                                     600               6
Syms *                                                 900               5
Harold's Stores *                                    1,700               5
Gadzooks *                                             300               4
                                                                     1,068

Grocery Stores  0.3%
Weis Markets                                         1,300              46
Whole Foods Market *ss.                              1,600              43
Casey's General Stores                               1,700              22
7 Eleven *                                           1,700              19
Ruddick                                              1,100              19
The Great Atlantic & Pacific Tea Company             1,200              18
Wild Oats Markets *ss.                               1,200              12
Pathmark Stores *                                      500              12
Arden Group *                                          200              10
Marsh Supermarkets                                     600               8
Penn Traffic *                                       1,500               7
Foodarama Supermarkets *                               100               3
                                                                       219

Department Stores  0.2%
Family Dollar Stores                                 4,600             118
Shopko Stores *ss.                                   1,600              12
Value City Department Stores *                         600               7
Bon-Ton Stores *                                     1,400               4
Ames Department Stores *ss.                            800               1
                                                                       142

Retailing/Specialty Retailers  2.0%
BJ's Wholesale Club *                                2,000             107
Rite Aid *ss.                                       10,600              95
CDW Computer Centers *                               2,300              91
Dollar Tree Stores *ss.                              2,925              81
Fastenalss.                                          1,100              68
Williams-Sonoma *                                    1,700              66
Barnes & Noble *ss.                                  1,600              63
Krispy Kreme *ss.                                    1,400              56
Borders Group *                                      2,000              45

99 Cents Only Stores *ss.                            1,399   $          42
Lands' End *                                         1,000              40
O'Reilly Automotive *                                1,300              37
Zale *                                               1,100              37
Michaels Stores *ss.                                   900              37
Spiegel (Class A)                                    3,700              36
Pier 1 Imports                                       2,900              33
Claire's Stores                                      1,500              29
Electronics Boutique Holdings *ss.                     900              29
Linens `n Things *ss.                                1,000              27
Insight Enterprises *                                1,100              27
Fred's (Class A)                                     1,000              26
ValueVision (Class A) International *                1,000              22
Tweeter Home Entertainment Group *ss.                  600              21
The Boyds Collection *                               1,700              21
Blockbuster                                          1,100              20
Tuesday Morning *                                    1,500              20
Advanced Marketing Services                            900              19
Hibbett Sporting Goods *                               500              19
School Specialty *ss.                                  676              17
Genesco *ss.                                           500              17
Duane Reade *                                          500              16
Trans World Entertainment *ss.                       1,700              16
Pep Boys                                             1,400              16
1- 800 Contacts *                                      600              15
D&K Healthcare                                         400              15
Delias *ss.                                          1,700              14
Hancock Fabrics                                      1,500              13
Alloy Online *                                         900              13
West Marine *                                        1,700              13
Hollywood Entertainment *                            1,500              13
Guitar Center *                                        600              13
MSC *                                                  700              12
Cost Plus *ss.                                         400              12
Cole National (Class A) *                              800              12
PETsMART *                                           1,600              11
Bandagss.                                              400              11

Brown Shoe                                             600   $          11
Haverty Furniture                                      700              10
Ultimate Electronics *                                 300              10
PC Connection *                                        600              10
Friedman's                                             800               9
Miami Computer Supply *ss.                             600               9
1-800-Flowers.com *                                    600               9
OfficeMax *                                          2,400               9
PriceSmart *                                           200               9
Discount Auto Parts *                                  800               9
Global Imaging Systems *                               800               8
Lithia Motors *                                        500               8
TSC *                                                  500               8
Coldwater Creek *                                      300               8
CSK Auto *                                             900               7
Sharper Image *ss.                                     700               7
Enesco Group *                                       1,200               7
United Auto Group *ss.                                 400               7
Restoration Hardware *ss.                            1,200               7
J. Jill Group *ss.                                     300               6
Finlay Enterprises *ss.                                500               6
Good Guys *                                          1,400               5
Provell *                                              100               0
Envision Development *                                 300               0
                                                                     1,642
Total Retail                                                         3,071

CONSUMER NONDURABLES  3.2%
Food  1.6%
Kraft Foods *                                        7,100             220
Hormel Foods                                         3,600              88
McCormick                                            1,900              80
IBP                                                  2,700              68
PepsiAmericas                                        4,700              62
Smithfield Foods *                                   1,500              60
Tyson Foods (Class A)ss.                             5,800              53

Tootsie Roll Industries                              1,245   $          48
Dean Foods                                           1,000              40
Performance Food Group *                             1,200              36
Dole Foods                                           1,900              36
Corn Products International                          1,100              35
Sensient Technologies                                1,600              33
Fleming Companiesss.                                   900              32
Suiza Foods *ss.                                       600              32
Earthgrainsss.                                       1,200              31
Dreyer's Grand Ice Cream                             1,000              28
Farmer Bros.                                            90              21
Fresh Del Monte Produce *                            1,800              20
Alico                                                  600              19
Interstate Bakeries                                  1,200              19
International Multifoods                               900              19
American Italian Pasta *                               400              19
Hain Celestial Group *ss.                              800              18
Riviana Foods                                          800              15
Cadiz *                                              1,400              14
Aurora Foods *                                       2,500              14
Bridgford Foods                                      1,000              13
Maui Land & Pineapple *                                500              13
Delta Pine & Land                                      600              12
Ralcorp Holdings *                                     600              11
Cagle Foods                                          1,000              11
United Natural Foods *                                 500              10
Zapata *                                               500              10
Del Monte Foods *                                    1,200              10
Purina Mills *                                         400              10
Nash Finch                                             400               9
Coca-Cola Bottling                                     200               8
Pilgrims Pride                                         600               8
Lance                                                  500               7
Peet's Coffee And Tea *                                800               7
Spartan Stores *                                       400               6
Green Mountain Coffee *                                200               6
National Beverage *                                    600               6

Rocky Mountain Chocolate Factory *                     576   $           5
Andersons                                              600               5
J&J Snack Foods *                                      100               2
                                                                     1,329

Home Products  0.5%
Estee Lauderss.                                      3,500             151
Energizer *                                          2,500              57
Dial                                                 2,800              40
Lancaster Colony                                     1,200              40
Elizabeth Arden *                                    1,100              27
Church & Dwight                                      1,000              25
Libbey                                                 600              24
Carter-Wallace                                         900              17
Playtex Products *ss.                                1,000              11
Revlon (Class A) *ss.                                1,300               9
Hunt                                                 1,000               7
Inter Parfums *                                        400               5
                                                                       413

Tobacco  0.3%
R.J. Reynolds Tobaccoss.                             2,700             148
Universal                                              900              36
Vector Groupss.                                        761              24
DiMon                                                  900               9
Standard Commercial                                    200               3
                                                                       220

Apparels & Textiles  0.7%
Jones Apparel Group *                                3,306             143
Columbia Sportswear *ss.                             1,150              59
Coach *                                              1,100              42
Timberland *                                         1,000              40
Polo Ralph Lauren *                                  1,100              28
Wolverine World Wide                                 1,200              21
Kellwood                                               800              19
Unifi *                                              1,800              15
QuikSilver *                                           600              15
Phillips-Van Heusen                                  1,000              14
Nautica Enterprises *                                  700              14
Maxwell Shoe *                                         800              14

Russell                                                800   $          14
Albany International (Class A) *                       710              13
Quaker Fabric *                                      1,300              13
Stride Rite                                          1,500              13
Cherokee *                                           1,100              10
Weyco Group                                            400               9
Steven Madden *                                        500               9
Kenneth Cole Productions (Class A) *                   450               9
Tarrant Apparel *                                    1,400               9
Skechers U.S.A. *ss.                                   300               9
Haggar                                                 700               7
Cutter & Buck *ss.                                   1,300               7
Superior Surgical Manufacturing                        700               7
Saucony *                                              900               6
Hartmarx *                                           2,000               5
Culp                                                 1,100               5
Guess? *ss.                                            700               5
Global Sports *ss.                                     500               4
WestPoint Stevensss.                                 1,600               2
Polymer Group                                          900               2
                                                                       582

Alcohol  0.1%
Constellation Brands *                               1,000              41
Robert Mondavi (Class A) *                             400              16
Todhunter International *                              600               5
                                                                        62
Total Consumer Nondurables                                           2,606

DURABLE GOODS  7.9%
Construction & Real Property  1.6%
Lennarss.                                            1,884              79
St. Joe                                              2,500              67
Martin Marietta Materialsss.                         1,300              64
Lafargess.                                           1,900              64
Clayton Homesss.                                     3,650              57
Jacobs Engineering Group *                             800              52
Forest City Enterprises                                900              49

Catellus Development *                               2,600   $          45
Toll Brothers *                                      1,100              43
D. R. Horton                                         1,856              42
NVR *                                                  240              36
Quanta Services *ss.                                 1,600              35
Dal Tile International *                             1,600              30
Granite Construction                                 1,125              29
MDC Holdings                                           800              28
Beazer Homes *ss.                                      400              25
Newhall Land & Farming                                 900              25
Champion Enterprises *                               2,100              24
American Woodmark                                      600              23
Insituform Technologies (Class A) *ss.                 600              22
Standard Pacific                                       900              21
Ryland Groupss.                                        400              20
Del Webb *                                             500              19
Florida Rock Industries                                400              19
Elcorss.                                               900              18
LNR Property                                           500              18
Palm Harbor Homes *                                    800              17
Fleetwoodss.                                         1,200              17
Walter Industries                                    1,400              17
WP Carey & Co                                          900              17
Corrections Corporation America *ss.                   900              14
Aaron Rents (Class A)                                  900              14
Mastec *ss.                                          1,050              14
SLI                                                  1,600              13
NCI Building Systems *                                 700              13
Newmark Homes                                          900              12
Trammell Crow *                                      1,000              11
Capital Properties                                   1,200              11
Skyline, REIT                                          400              11
Jones Lang Lasalle *                                   800              11
Perini *                                             1,000              10
Syntroleum *                                         1,100              10
U.S. Concrete *                                      1,200              10

Associate Materials                                    500   $          10
CB Richard Ellis *                                     600               9
Drew Industries *                                    1,200               9
Encompass Services *                                 1,000               9
Devcon International *                               1,200               8
U.S. Industriesss.                                   2,000               8
Kaiser Ventures                                        600               8
Matrix Service *                                     1,100               8
American Locker Group *                                700               7
Trendwest Resorts *ss.                                 300               7
Hovnanian Enterprises *ss.                             420               6
Gyrodyne *                                             400               6
Butler Manufacturing                                   200               5
Comfort Systems USA *                                1,100               4
Park Ohio Holdings *                                   600               3
Frontline Capital Group *                            1,200               2
                                                                     1,285

Consumer Durables  0.6%
Herman Miller                                        2,300              56
Mohawk Industries *ss.                               1,400              49
Furniture Brands International *                     1,600              45
HON Industries                                       1,700              41
Blyth Industries                                     1,400              36
Ethan Allen Interiors                                1,100              36
Springs Industries                                     600              26
La-Z Boy                                             1,400              26
Interface (Class A)                                  2,200              16
Steelcase                                            1,200              14
Toro                                                   300              13
Applica *                                            1,300              10
Kimball                                                600              10
National Presto                                        300               9
Recoton *                                              500               9
Bush Industries (Class A)                              600               8
Rockford *                                           1,100               8
SRS Labs *                                           1,500               7
Flexsteel Industries                                   500               6

Digital Video Systems *                              1,500   $           6
Metromedia International *                           1,500               5
American Technology *                                  800               4
Salton *ss.                                            200               4
                                                                       444

Motor Vehicles and Parts  0.7%
Autonation *                                         9,100             106
Lear *                                               1,800              63
Gentex *                                             2,000              56
Borg-Warner                                            800              40
Monaco Coach *ss.                                    1,000              33
Arvinmeritor                                         1,925              32
American Axle & Manufacturing Holdings *             1,400              24
Thor Industries                                        600              20
Modine Manufacturing                                   700              19
Superior Industries                                    500              19
Winnebago                                              500              15
Wabash National                                      1,200              15
Impco Technologies *ss.                                400              14
Oshkosh Truck                                          300              13
Keystone Automotive *                                1,000              12
Tripos *                                               800              12
Collins + Aikman *                                   1,800              11
Sports Resorts International *ss.                      800              10
Coachmen Industriesss.                                 700               9
Dura Automotive Systems *                              500               8
Hayes Lemmerz International *ss.                     1,200               8
Sonic Automotive *                                     400               8
Ugly Duckling *                                      1,600               7
Noble Internationalss.                                 800               5
Aftermarket Technology *                               700               5
Tower Automotive *                                     500               5
MIDAS                                                  400               5
SMC *                                                1,200               4
Strattec Security *                                    100               3
                                                                       581

Equity & REIT  5.0%
Equity Office Properties, REIT                       8,307   $         263
Equity Residential Properties Trust, REIT            3,631             205
Simon Property Group, REIT                           4,700             141
Spieker Properties, REIT                             1,900             114
ProLogis Trust, REIT                                 4,460             101
Boston Properties, REIT                              2,400              98
Public Storage, REIT                                 3,300              98
Apartment Investment & Management, REIT              2,000              96
Duke-Weeks Realty, REIT                              3,790              94
Vornado Realty Trust, REIT                           2,300              90
Avalonbay Communities, REIT                          1,784              83
Archstone Communities Trust, REIT                    3,200              82
Kimco Realty, REIT                                   1,700              80
Crescent Real Estate Equities, REIT                  3,200              79
Host Marriottss.                                     5,974              75
Istar Financial                                      2,573              73
General Growth Properties, REIT                      1,500              59
AMB Property, REIT                                   2,100              54
Liberty Property Trust, REIT                         1,800              53
Rouse, REIT                                          1,800              52
Arden Realty, REIT                                   1,900              51
Highwoods Properties, REIT                           1,900              51
IndyMac Mortgage Holding *                           1,800              48
CarrAmerica Realty, REIT                             1,500              46
Regency Centers                                      1,800              46
Health Care Property Investors                       1,300              45
Mack-Cali Realty, REIT                               1,500              43
Camden Property Trust, REIT                          1,100              40
United Dominion Realty Trust, REIT                   2,800              40
Franchise Finance                                    1,600              40
Weingarten Realty Investors, REIT                      900              39
First Industrial Realty                              1,200              39
Felcor Suite Hotels, REIT                            1,600              37
Hospitality Properties Trust, REIT                   1,300              37
Cousins Properties, REIT                             1,350              36
HRPT Properties Trust, REIT                          3,600              35

Reckson Associates Realty, REITss.                   1,500   $          34
Healthcare Reality Trust                             1,300              34
Post Properties, REIT                                  900              34
New Plan Excel Realtyss.                             2,200              34
BRE Properties                                       1,100              33
Nationwide Health Properties, REITss.                1,600              32
Shurgard Storage Centers                             1,000              31
Storage USA, REIT                                      800              29
Chateau Communities, REIT                              900              28
Realty Income                                          900              27
Smith Charles Residential Realty                       500              25
Federal Realty Investment Trust, REIT                1,200              25
Macerich, REITss.                                    1,000              25
Essex Property Trust                                   500              25
Millsss.                                             1,000              25
CBL & Associates Properties, REIT                      800              25
Kilroy Realty, REIT                                    800              23
Cabot Industrial                                     1,100              23
Brandywine Reality Trust                             1,000              22
Sun Communities, REIT                                  600              21
Prentiss Properties Trust                              800              21
Centerpoint Properties Trust                           400              20
Ventas                                               1,800              20
Amli Residential Properties Trust                      800              20
Manufactured Home Communities, REIT                    700              20
Glenborough Realty Trust, REIT                       1,000              19
Innkeepers USA, REITss.                              1,600              19
Bedford Property Investors                             900              19
Chelsea GCA                                            400              19
Lexington Corporate Properties                       1,200              19
IRT Property                                         1,700              19
Koger Equity, REIT                                   1,100              18
Home New York Properties                               600              18
Capital Automotive, REIT                             1,000              18
Gables Residential Trust, REIT                         600              18
PS Business Parks                                      600              17
Taubman Centers, REIT                                1,200              17

Washington, REIT                                       700   $          17
Developers Diversified Realty, REIT                    900              17
Annaly Mortgage Management                           1,200              16
Thornburg Mortgage                                   1,000              15
Colonial Properties Trust, REIT                        500              15
Mid America Apartment Communities                      600              15
Senior Housing Properties                            1,160              15
JDN Realty                                           1,100              15
JP Realty, REIT                                        600              15
RFS Hotel Investors                                    900              14
Parkway Properties, REIT                               400              14
EastGroup Properties, REIT                             600              14
Pan Pacific Retail Properties                          500              13
Universal Health Reality Income                        600              13
Entertainment Properties, REIT                         700              13
Mid-Atlantic Realty Trustss.                         1,000              12
Kramont Realty Trust                                   900              12
Ramco Gershenson Properties                            700              12
Alexanders *                                           200              12
Alexandria Real Estate Equity                          300              12
Health Care REIT,ss.                                   500              12
Cornerstone Reality Income Trust                     1,000              12
Agree Reality                                          600              11
Commercial Net Lease Reality                           800              11
American Mortgage Acceptance                         1,000              11
Crown American Realtyss.                             1,300              11
Summit Properties                                      400              11
G&L Realty                                             756              10
Pennsylvania Real Estate Investment                    400              10
Wellsford Real Properties *                            500              10
Jameson Inns                                         1,300              10
Urstadt Biddle Properties                            1,100               9
Redwood Trust                                          400               9
Sl Green Reality                                       300               9
Lasalle Hotel Properties                               500               9
Capstead Mortgage                                      500               9
Winston Hotels                                         800               8

Pittsburgh & West Virginia Railroad                  1,000   $           7
Novastar Financial *                                   900               7
Mission West Properties                                600               7
Equity Inns                                            700               7
Sizeler Property Investors                             700               7
National Health Realty, REIT                           500               6
Malan Reality Investors                                700               6
Monmouth Real Estate Investment                      1,000               6
Golf Trust of America                                  600               5
Tanger Factory Outlet Centersss.                       200               5
Humphrey Hospitality Trust                           1,100               4
Corporate Office Properties Trust V                    300               3
Pacific Gulf Properties, REIT                          600               3
American Land Lease                                    207               3
Vornado Operating *                                  1,335               2
                                                                     4,070
Total Durable Goods                                                  6,380

TELECOMMUNICATIONS  2.2%
Telephone  1.1%
Broadwing *                                          5,748             141
NTL *ss.                                             7,225              87
McLeodUSA *ss.                                      16,412              75
Level 3 Communications *ss.                         10,100              55
WorldCom-WorldCom  Group *                           3,100              50
Allegiance Telecom *                                 3,300              49
Williams Communications Group *                     13,200              39
Time Warner Telecom (Class A) *ss.                   1,160              39
Commonwealth Telephone Enterprises *                   700              30
Dycom Industries *ss.                                1,200              28
Intermedia Communicationsss.                         1,700              25
Illuminet Holdings *                                   650              20
Metro One Telecomm *ss.                                300              19
General Communications *                             1,500              18
Oplink Communications *ss.                           4,500              17
RCN *ss.                                             2,970              16
Intrado *                                              900              15

NTELOS *                                               500   $          15
CT Communications                                      700              13
Lynch Interactive *                                    200              13
ITXC *ss.                                            1,700              12
PentaStar Communications *                             400              10
IDT *                                                  700               9
Turnstone Systems *ss.                               1,300               9
Conestoga Enterprises                                  300               9
ITC Deltacom *ss.                                    2,200               9
IDT *                                                  700               8
Adelphia Business Solutions *                        1,600               7
Hickory Technology                                     400               6
AT&T Latin America *                                 1,200               6
Deutsche Telekom ADRss.                                245               6
Alaska Communications Systems *                        500               5
Focal Communications *ss.                            1,600               4
Covista Communications *                               700               4
CTC Communications *ss.                              1,150               4
Neon Communications *ss.                               500               3
US LEC *                                             1,000               3
Ptek Holdings *                                        900               2
Pac-West Telecomm *                                  1,150               2
Fibernet Telecom *ss.                                1,700               2
T NETIX *                                              700               2
MPower Communications *                              1,500               1
Z Telephone Technologies *ss.                          900               1
Primus Telecommunications *ss.                       1,200               1
Net2000 *                                              800               1
Allied Riser Communications *                        1,600               1
Winstar Communications *ss.                          2,850               0
                                                                       891

Wireless Telecommunications  1.1%
Telephone and Data Systems                           1,500             163
U. S. Cellular *ss.                                  2,200             127
Crown Castle *                                       5,900              97
Western Wireless *                                   2,000              86
Nextel Partners *                                    4,800              75
Triton PCS *ss.                                      1,500              62

3Com *ss.                                            9,400   $          45
Alamosa Holdings *ss.                                2,600              42
Cityview (Class A) *                                 3,000              40
Spectrasite Holdings *ss.                            4,200              30
Leap Wireless *ss.                                     800              24
AirGate PCS *                                          450              23
Rural Cellular (Class A) *                             400              18
Ubiquital *                                          1,900              14
Dobson Communications *                                800              14
XO Communications *ss.                               6,905              13
Aether Systems *                                     1,300              12
Audiovox *ss.                                        1,000              11
Boston Communications Group *                          500               7
US Unwired (Class A) *                                 500               5
Brightpoint *                                        1,400               4
OmniSky *ss.                                         1,600               3
Comarco *                                              200               3
Metricom *ss.                                        1,500               3
Telecommunication Systems *                            800               2
Motient *                                            1,400               2
Geoworks *ss.                                          400               1
Adaptive Broadband *                                 1,400               0
Weblink Wireless *ss.                                1,400               0
Advanced Radio Telecom *                               500               0
                                                                       926
Total Telecommunications                                             1,817

ENERGY  4.0%
Oil Refining  0.5%
Ultramar Diamond Shamrock                            1,900              90
Valero Energyss.                                     1,800              66
Enterprise Products Partnersss.                      1,100              44
Black Hills                                            800              32
Buckeye Partners *ss.                                  800              28
Kinder Morgan Management *                             400              27
Headwaters *                                         1,500              24
Teppco Partners                                        800              24

Pennzoil-Quaker State                                1,900   $          21
Plains All American Pipeline                           700              16
Adams Resources & Energy                             1,100              15
Kaneb Services *                                     1,900              14
World Fuel Services                                  1,100              13
Northwestern Public Service                            400               9
Frontier Oil                                           600               8
Holly                                                  200               7
Giant Industries *                                     600               5
                                                                       443

Oil Service  1.8%
Weatherford International *                          3,090             148
BJ Services *                                        4,600             131
Diamond Offshore Drillingss.                         3,400             112
ENSCO International                                  4,000              94
Santa Fe Internationalss.                            3,200              93
Global Marine *                                      4,900              91
Cooper Cameron *ss.                                  1,600              89
Smith *                                              1,400              84
National Oilwell *                                   2,200              59
Hanover Compressor *ss.                              1,700              56
Grant Pride *                                        2,790              49
Varco International *                                2,511              47
Helmerich & Payne                                    1,400              43
Global Industries *ss.                               3,000              37
Pride International *ss.                             1,900              36
Marine Drilling *                                    1,700              32
Seacor Smit *ss.                                       500              23
Key Energy Services *                                2,100              23
Unit *                                               1,400              22
Cal Dive International *                               800              20
Superior Energy *                                    2,400              19
Grey Wolf *                                          4,600              18
Parker Drilling *                                    2,400              16
Atwood Oceanics *                                      400              14
Trico Marine Services *                              1,100              12
Horizon Offshore *                                     800              11
Seitel *                                               800              10

Oceaneering International *                            500   $          10
Offshore Logistics *ss.                                500              10
Hydril *                                               400               9
Global Power Equipment Group *                         300               9
Dril-Quip *                                            400               9
W-H Energy Services *                                  400               8
Oil States International *                             800               7
Gulf Islands Fabrication *                             500               7
Petroleum Development *                              1,000               6
TETRA Technologies *                                   200               5
Unifab International *                                 900               5
OSCA *                                                 200               4
Friede Goldman International *                       1,300               1
                                                                     1,479

Energy Reserves & Production  1.7%
Murphy Oil                                           1,230              91
Ocean Energy                                         4,600              80
Mitchell Energy & Development (Class A)              1,500              69
Equitable Resources                                  2,000              67
Noble Affiliates                                     1,700              60
Pioneer Natural Resources *                          3,000              51
XTO Energy                                           3,225              46
Louis Dreyfuss Natural Gas *                         1,200              42
Barrett Resources *                                    677              40
Patterson-UTI Energy *                               2,200              39
Vintage Petroleum                                    2,100              39
Pogo Producingss.                                    1,600              38
Chesapeake Energy *                                  5,400              37
Newfield Exploration *ss.                            1,100              35
Forest Oil *                                         1,200              34
HS Resources *ss.                                      500              32
Spinnaker Exploration *ss.                             800              32
Stone Energy *                                         700              31
Pure Resources *                                     1,700              31
Western Gas Resourcesss.                               900              29
Tom Brown *                                          1,200              29
Houston Exploration *                                  900              28

Westport Resources *                                 1,100   $          23
Evergreen Resources *ss.                               600              23
Denbury Resources *                                  2,400              23
Veritas DGC *ss.                                       800              22
Patina Oil & Gas                                       800              21
Swift Energy *ss.                                      700              21
St. Mary Land Exploration                              600              14
BP Prudhoe Bay Royalty Trustss.                        900              13
Range Resources *                                    2,100              13
3Tec Energy *                                          700              12
Cabot Oil & Gas                                        500              12
Meridian Resource *                                  1,700              12
Howellss.                                            1,020              12
Nuevo Energy *                                         700              11
KCS Energy *ss.                                      1,600              11
Penn Virginia                                          300              10
Gulfmark Offshore *                                    300               9
Cross Timbers Reality Trust                            600               9
Castle Energy                                        1,400               8
Maynard Oil *                                          400               8
Dawson Geophysical *                                   800               8
Prize Energy *                                         400               8
Belco Oil & Gas *                                      800               7
Beta Oil & Gas *                                       900               7
Greka Energyss.                                        600               7
Markwest Hydrocarbon *                                 900               7
Key Production *                                       390               7
Mission Resources *                                    800               5
Carrizo Oil & Gas *                                    900               5
Edge Petroleum *                                       800               5
Brigham Exploration *                                  900               3
Harken Energy *                                      1,300               3
Berry Petroleum                                        200               3
APCO Argentina                                         100               3
Prima Energy *                                         100               2
                                                                     1,347
Total Energy                                                         3,269

FINANCIAL  16.8%
Financial Services  1.4%
AmeriCredit *                                        2,100   $         109
BISYS Group *ss.                                     1,500              89
Choicepoint *                                        1,743              73
NOVA *                                               2,100              66
Arthur J. Gallagherss.                               2,400              62
Metris Companies                                     1,850              62
Erie Indemnity                                       1,900              57
Heller Financial                                     1,400              56
Allied Capitalss.                                    2,200              51
Doral Financial                                      1,400              48
Student Loan Corporation                               600              42
Security Capital Group (Class B) *                   1,700              36
Crawford (Class B)ss.                                1,600              29
NCO Group *                                            900              28
National Processing *                                  900              25
Brown and Brown                                        600              25
ADVANTA                                              1,166              19
WFS Financial *                                        600              18
Hilb Rogal and Hamilton                                400              18
Perry County Financial                                 700              16
World Acceptance *                                   1,700              16
Clark / Bardes Holdings *                              700              16
CompuCredit *ss.                                     1,400              15
NextCard *                                           1,100              12
UICI *                                                 900              12
Cash America Investments                             1,300              11
HPSC *                                               1,300              11
Plan Vista *                                         1,300              11
Actrade International *ss.                             400               9
DVI *                                                  500               9
Insignia/ESG Holdings *ss.                             700               9
New Century Financial *ss.                             800               8
Matrix Capital *                                       800               8

Lendingtree *ss.                                     1,300   $           8
First Cash Financial Services *                      1,200               8
National Wireless *                                    600               8
Credit Acceptance Corporation *                      1,000               8
Hugoton Royalty Trust, REIT                            600               8
American Insured Mortgage Investors                  1,300               7
Ampal American Israel *ss.                           1,100               7
Comdisco                                             4,110               5
Eplus *                                                500               5
Medallion Financial                                    500               5
Harris & Harris Group                                1,700               5
                                                                     1,150

Life & Health Insurance  0.5%
Protective Life                                      1,700              59
MONY Groupss.                                        1,300              52
Reinsurance Group of Americass.                      1,350              51
Stancorp Financial Group                             1,000              47
Liberty Financial                                    1,300              42
AmerUs Life                                          1,000              36
Delphi Financial                                       704              27
Nationwide Financial Services (Class A)                600              26
Great American Financial Resources                   1,000              18
Kansas City Life Insurance                             400              16
Presidential Life                                      700              16
Financial Industries                                 1,200              15
FBL Financial Group                                    632              11
Citizens                                             1,605              11
Cotton States Life Insurance                           700               8
Healthaxis *                                           400               1
                                                                       436

Property & Casualty Insurance  5.8%
Berkshire Hathaway (Class A) *ss.                       41           2,845
CNA Financial *                                      4,900             193
Transatlantic Holdingsss.                              870             107
Radian                                               2,308              93
Old Republic International                           3,150              91

Allmerica Financial                                  1,500   $          86
PMIss.                                               1,200              86
Unitrin                                              1,700              65
White Mountains Insurance Group                        160              60
American National Insurancess.                         800              60
Wesco Financial                                        170              59
Mercury General                                      1,500              52
American Financial Group                             1,700              52
21st Century Insurance                               2,700              50
Fidelity National Financial                          2,000              49
Leucadia National                                    1,400              45
HCC Insurance Holdings                               1,700              42
Alleghany                                              183              37
First American Financial                             1,900              36
Markel *ss.                                            180              35
W. R. Berkley                                          800              33
Odyssey Re Holdings *                                1,800              33
Alfa                                                 1,300              32
Horace Mann Educators                                1,300              28
Ohio Casualty                                        2,000              26
Commerce Group                                         700              26
State Auto Financial                                 1,500              25
Triad Guaranty *                                       600              24
Midland                                                500              22
Zenith National Insurance                              700              19
CNA Surety                                           1,300              18
RLI                                                    400              18
Navigators Group *                                     900              17
Selective Insurance                                    600              16
Stewart Information Services *                         700              14
Fremont Generalss.                                   2,000              13
Meemic Holdings *                                      600              13
Landamerica Financial Group                            400              13
Harleysville Group                                     400              12
United Fire & Casualty                                 400              12
BancInsurance *                                      2,310              11
Great Lakes, REIT                                      600              11

Argonaut Group                                         500   $          10
Vesta Insurance                                        800               9
Baldwin & Lyons (Class B)                              400               8
SCPIE Holdings                                         400               8
NYMAGIC                                                400               8
ProAssurance *ss.                                      420               7
Danielson *                                          1,500               7
Merchants Group                                        300               6
ACMAT *                                                500               5
Highlands Insurance Group *                            900               4
Donegal Group                                          332               4
Acceptance Insurance *                                 700               4
PMA Capital                                            200               4
Penn America Group                                     300               3
Donegal Group                                          166               2
PAULA Financial *                                      800               2
Amwest Insurance Group *                               726               1
                                                                     4,671

Securities & Asset Management  2.0%
Goldman Sachs                                        3,600             309
SEI                                                  3,000             142
Federated Investors (Class B)ss.                     3,350             108
Alliance Capitalss.                                  2,000             106
A.G. Edwards                                         2,200              99
Neuberger Bermanss.                                  1,300              88
Legg Masonss.                                        1,500              75
Waddell & Reed Financial (Class A)                   2,250              71
Eaton Vancess.                                       1,900              66
E*TRADE Group *ss.                                   8,530              55
Investment Technology Group *                        1,000              50
LaBranche & Co. *ss.                                 1,600              46
Raymond James Financial                              1,400              43
Knight Trading Group *                               4,000              43
John Nuveen (Class A)                                  700              40
Affiliated Managers Group *ss.                         600              37
International Bancshares                               625              26
Jeffries Group                                         800              26
Ocwen Financial *ss.                                 2,100              22

American Capital Strategies                            700   $          20
Instinet *                                             800              15
TD Waterhouse Group *                                1,300              14
Northway Financial                                     400              11
Tucker Anthony Sutro                                   500              11
Southwest Securities Groupss.                          530              11
Sanders Morris Haris Group *                         1,700              10
First Albany                                           840              10
Friedman, Billings, Ramsey Group *                   1,300               9
Capital Corp. of the West                              600               9
Hoenig Group *                                         700               8
Big Foot Financial                                     400               6
                                                                     1,586


Thrift Institutions  1.6%
Dime Bancorp                                         3,100             115
Golden Sate Bancorp                                  3,700             114
Greenpoint Financial                                 2,900             111
Sovereign Bancorpss.                                 5,900              77
Astoria Financial                                    1,300              71
New York Community Bancorpss.                        1,350              51
Capitol Federal Financial                            2,600              50
Webster Financial                                    1,456              48
People's Bank                                        2,000              47
Roslyn Bancorp                                       1,500              39
Washington Federal                                   1,458              36
Staten Island Bancorp                                1,200              33
Downey Financial                                       700              33
MAF Bancorp                                            800              25
First Financial Bancorp                              1,402              24
Waypoint Financial                                   1,900              24
FirstFed Financial *                                   700              21
Iberiabank                                             700              21
Coastal Bancorp                                        600              19
Harbor Florida Bancshares                            1,000              19
Richmond County Financial                              500              19
Bank United Financial *                              1,300              18
First Indiana                                          700              18
First Republic Bank of San Francisco *                 650              16

Anchor Bancorp Wisconsin                             1,000   $          16
St. Francis Capital                                    600              13
Ameriana Bancorp                                       960              13
Pulaski Bancorp                                        800              13
Pacific Northwest Bancorp                              600              13
Commonwealth Bancorp                                   700              13
FVNB                                                   300              12
UCBH Holdings                                          400              12
Promistar Financial                                    500              12
Sterling Financial                                     800              12
F New Brunswick                                        441              12
Northwest Bancorp                                    1,100              12
Bay View Capital                                     1,500              11
Cooperative Banksharesss.                              900              11
Westcorp                                               500              11
Woronoco Bancorp                                       600               9
Western Ohio Financial                                 500               9
StateFed Financial                                     800               9
Hingham Institution for Savings                        400               9
WSFS Financial                                         500               9
Riverview Bancorp                                      800               8
First Long Island                                      200               8
First Federal Bancorp                                1,300               7
Guaranty Financial                                     900               7
W Holding Company                                      500               6
Flagstar Bancorp                                       300               6
Northeast Indiana Bancorp                              300               4
Bedford Bancshares                                     100               1
                                                                     1,327

Banks  5.5%
M&T Bank                                             2,594             196
Marshall & Ilsley                                    2,900             156
UnionBancalss.                                       4,400             148
North Fork Bancorporationss.                         4,450             138
National Commerce Financial                          5,650             138
Popular                                              3,700             122
First Tennessee National                             3,500             121
TCF Financial                                        2,200             102

Banknorth                                            4,195   $          95
Compass Bancshares                                   3,050              81
Mercantile Bankshares                                2,000              78
Hibernia Corp. (Class A)                             4,200              75
Associated Banc                                      1,912              69
Commerce Bancshares                                  1,854              68
Valley National Bancorp                              2,377              67
City National                                        1,500              66
FirstMerit                                           2,500              66
Commerce Bancorp                                       925              65
Hudson City Bancorp                                  2,800              65
Banc West                                            1,800              62
Pacific Century Financial                            2,200              57
First Virginia Banks                                 1,200              57
Cullen/Frost Bankers                                 1,600              54
Investor's Financial Services                          800              54
Sky Financial                                        2,693              51
Wilmington Trust                                       800              50
Bancorpsouth                                         2,625              45
First Citizens Bancshares North Carolina               400              43
Provident Financial Groupss.                         1,300              43
Old National Bancorpss.                              1,594              42
BOK Financial                                        1,563              42
Fulton Financialss.                                  2,030              41
Independence Community Bank                          2,100              41
Citizens Banking                                     1,400              41
WestAmerica                                          1,000              39
Colonial BancGroupss.                                2,700              39
First Midwest Bancorp                                1,245              38
F&M National                                           915              37
Trustmark                                            1,800              37
Commercial Federal                                   1,500              35
Hudson United Bancorp                                1,356              35
Santander Bancorp                                    1,550              30
First Commonwealth Financial                         2,000              30
Whitney Holding                                        600              28
Community First Bankshares                           1,200              28

Susquehanna Bancshares                               1,350   $          27
Southwest Bancorp *                                    900              27
UMB Financial                                          630              27
Chittenden                                             800              27
Silicon Valley Bancshares *                          1,200              26
Park National                                          255              26
Trustco Bank                                         1,918              26
Greater Bay Bancorp                                  1,006              25
Wintrust Financial                                   1,000              25
Merchants Bancshares                                   800              25
East West Bancorp                                      900              24
The Intercept Group *                                  600              23
Midwest Banc Holdings                                1,000              22
United Bankshares                                      800              21
Republic Bancorp                                     1,540              21
Arrow Financial                                        800              20
Alabama National Bancorporation                        600              19
Trust Company of New Jersey                            800              19
Pacific Capital Bancorp                                600              18
CORUS Bankshares                                       300              18
Suffolk Bancorp                                        400              18
Texas Regional Bancshares                              440              18
Frontier Financial                                     600              17
Cathay Bancorp                                         300              16
FirstBank Puerto Rico                                  600              16
BostonFed Bancorp                                      700              16
Connecticut Bancshares                                 600              16
First Niagara Financial                              1,000              15
Riggs                                                  900              15
Irwin Financialss.                                     600              15
S & T Bancorp                                          600              15
National Penn Bancshares                               735              15
Integra Bank                                           600              15
Cenit Bankcorp                                         500              15
Mid State Bancshares                                   800              15
Banner                                                 660              14
Borel Bank & Trust                                     400              14

State Bancorp                                          793   $          14
Provident Bankshares                                   551              14
United National Bancorp                                600              14
First South Bacorp                                     500              13
Vista Bancorp                                          661              13
CNB Financial                                          700              13
Hancock Holding Company                                300              13
Omega Financial                                        400              13
Community Banks                                        420              12
PFF Bancorp                                            500              12
Chemical Financial                                     420              12
Gold Banc                                            1,600              12
1st Source                                             441              12
Farmers Capital Bank                                   300              12
Mississippi Valley Bankshares                          300              12
First Bank America *                                   500              12
Mid America Bancorp                                    412              12
Klamath First Bancorp                                  800              12
First Place Financial                                  900              12
Ambanc                                                 600              12
Net Bank *                                           1,000              11
Summit Bancshares                                      600              11
Brookline Bancorp                                      800              11
First United                                           800              11
CVB Financial                                          550              11
West Coast Bancorp                                     820              10
BWC Financial                                          484              10
Medford Bancorp                                        500              10
F New Brunswick                                        700              10
Main Street Bancorp                                    900              10
Midsouth Bancorp                                       900              10
German American Bancorp                                630              10
Area Bancshares                                        600              10
Independent Bank                                       500              10
Bancfirst Ohio                                         435              10
Columbia Banking Systems                               770              10
NBT Bancorpss.                                         500              10

First Financial                                        200   $          10
U. S. Bancorp                                          630              10
Camden National                                        600              10
Sterling Bancshares                                    500              10
First Merchants                                        400              10
First Charter                                          500               9
Union Bankshares                                       600               9
Second Bancorp                                         400               9
Troy Financial                                         500               9
Franklin Bank                                          600               9
Home Federal Savings Bank                              400               9
First Busey                                            400               9
GBC Bancorp                                            300               9
First Federal Bancshares of Arkansas                   400               8
Newmil Bancorp                                         700               8
Three Rivs Bancorp                                     700               8
CB Bancshares                                          220               8
United Community Financial                             900               8
Bar Harbor Bankshares                                  500               8
Provident Bancorp                                      400               8
First Financial Banksharesss.                          250               8
Union Community Bancorp                                600               8
Gulf West Banks                                        882               7
Interchange Financial Services                         400               7
Republic Bancshares *                                  400               7
Boston Private Financial                               300               7
Peoples Holding                                        200               7
PAB Bankshares                                         600               7
Royal Bank of Canadass.                                194               6
Timberland Bancorp                                     400               6
South Financial Group                                  300               6
WesBancoss.                                            200               5
AMCORE                                                 200               5
Community Bancshares                                   400               5
Team Financial                                         500               4
Harrodsburg First Financial Bancorp                    300               4
Hamilton Bancorp *                                     500               3

SY Bancorp                                             100   $           3
Summit Financial                                       300               3
California Independent Bancorp                         100               3
U. S. Bancorp                                          100               0
                                                                     4,461
Total Financial                                                     13,631

HEALTH CARE  12.5%
Drugs  7.6%
Genzyme *ss.                                         5,210             318
IDEC Pharmaceuticals *ss.                            3,980             269
Immunex *                                           14,800             263
Genentech *                                          4,640             256
IVAX *ss.                                            5,437             212
Human Genome Sciences *ss.                           3,480             210
Millennium Pharmaceuticals *                         5,880             209
Gilead Sciences *ss.                                 2,630             153
Andrx *ss.                                           1,900             146
Abgenix *                                            2,300             103
Protein Design Labs *ss.                             1,150             100
Invitrogen *                                         1,375              99
ICOS *ss.                                            1,500              96
Imclone Systems *ss.                                 1,800              95
Cephalon *ss.                                        1,300              92
Mylan Laboratoriesss.                                3,200              90
Sepracor *ss.                                        2,200              88
Vertex Pharmaceuticals *ss.                          1,700              84
AmeriSource Health *ss.                              1,400              77
Enzon *ss.                                           1,170              73
ICN Pharmaceuticals                                  2,300              73
Bergen Brunswig                                      3,715              71
Barr Laboratories *ss.                               1,000              70
Applera-Celera Genomi *ss.                           1,550              61
Celgene *                                            2,100              61
Sicor *ss.                                           2,600              60
Alkermes *ss.                                        1,600              56
OSI Pharmaceuticals *ss.                               900              47

Incyte Pharmaceuticals *                             1,900   $          47
Medarex *                                            1,900              45
XOMA *                                               2,600              44
Myriad Genetics *                                      700              44
CuraGen *ss.                                         1,200              44
COR Therapeutics *ss.                                1,400              43
Medicis Pharmaceutical *                               800              42
Aviron *ss.                                            700              40
Regeneron Pharmaceuticals *                          1,100              38
Tanox *                                              1,200              38
Techne *                                             1,100              36
Enzo Biochemss.                                      1,035              36
Alpharma (Class A)ss.                                1,300              35
Albany Molecular Research *                            900              34
CV Therapeutics *                                      600              34
Priority Healthcare (Class B) *                      1,194              34
Tularik *ss.                                         1,300              34
Perrigo *                                            2,000              33
Inhale Therapeutic Systems *ss.                      1,400              32
Affymetrix *                                         1,460              32
NPS Pharmaceuticals *ss.                               800              32
Neurocrine Biosciences *                               800              32
Noven Pharmaceuticals *ss.                             800              31
Guilford Pharmaceuticals *                             900              31
K-V Pharmaceutical *                                 1,100              31
Immunomedics *ss.                                    1,400              30
Inverness Medical Technologies *ss.                    800              30
Genencor International *                             1,800              29
Scios Nova *ss.                                      1,100              28
CIMA Labs *ss.                                         350              27
ILEX Oncology *ss.                                     900              27
Biopure *ss.                                         1,000              26
NBTY *                                               2,100              26
Syncor International *                                 800              25
Titan Pharmaceuticals *                                800              24
Transkaryotic Therapies *                              800              24
DURECT *ss.                                          1,800              23

Cubist Pharmaceuticals *                               600   $          23
Neose Technologies *                                   500              22
Kos Pharmaceuticals *                                  600              22
Bio-Technology General *                             1,700              22
Endo Pharmaceutical *                                2,500              22
Immunogen Incorporated *ss.                          1,100              22
Intermune *ss.                                         600              21
Praecis Pharmaceuticals *                            1,300              21
Arena Pharmaceuticals *ss.                             700              21
Cell Genesys *ss.                                    1,000              21
Diagnostic Products                                    600              20
Antigenics *ss.                                      1,000              20
Maxygen *                                            1,000              19
Amylin Pharmaceuticals *ss.                          1,700              19
Emisphere Technologies *                               600              19
Medicines *ss.                                         900              18
IGEN *ss.                                              700              18
Genome Therapeutics *                                1,200              18
Isis Pharmaceuticals (Class B) *ss.                  1,400              17
Diversa *                                              850              17
Adolor *                                               800              17
Martek Biosciences *                                   600              17
ViroPharma *ss.                                        500              17
Alexion Pharmaceutical *                               700              17
Cell Therapeutics *ss.                                 600              17
Gene Logic *                                           760              17
Texas Biotechnology *                                1,900              16
Biomarin Pharmaceutical *ss.                         1,200              16
Corixa *ss.                                            901              15
Pharmaceutical Resources *                             500              15
Paradigm Genetics *                                  1,700              15
Rigel Pharmaceuticals *ss.                           1,800              15
Arqule *                                               700              15
Trimeris *                                             300              15
Targeted Genetics *                                  2,300              15
Columbia Laboratories *                              1,800              15
AVANIR Pharmaceuticals *                             2,300              14

ONYX Pharmaceuticals *                               1,200   $          14
Applied Molecular Evolution *                        1,100              14
Pharmacyclics *ss.                                     400              14
Pozen *                                                900              14
Dendreon *                                             800              13
Dyax *                                                 700              13
Avigen *                                               600              13
Entremed *ss.                                          800              13
Neopharm *ss.                                          500              13
Transgenomic *                                       1,000              12
Luminex *ss.                                           600              12
Esperion Therapeutics *                              1,100              12
SuperGen *                                             800              12
Illumina *                                           1,000              12
Hemispherx Biopharma *ss.                            1,600              11
Louisiana Jolla Pharmaceutical *ss.                  1,100              11
Serologicals *                                         500              11
Aurora Biosciences *ss.                                340              11
Matrix Pharmaceuticals *                             1,000              10
Third Wave Technologies *                            1,000              10
Miravant Medical Technologies *                        900              10
Orasure Technologies *                                 800              10
AVI Biopharma *ss.                                   1,000              10
Sequenom *                                             700              10
Vical *                                                700              10
NABI *                                               1,200              10
Atrix Laboratory *                                     400               9
Closure Medical *                                      400               9
Avant Immunotherapeutics *ss.                        1,600               9
VI Technologies *                                      800               9
InKine Pharmaceutical *                              1,800               9
Inspire Phamaceutical *                                600               8
Corvas International *                                 700               8
Sciclone Pharmaceuticals *ss.                        1,400               8
Genta *ss.                                             600               8
Ligand Pharmaceuticals *                               700               8
Meridian Bioscience                                  1,500               8

Interneuron Pharmaceuticals *ss.                       900   $           8
Vaxgen *ss.                                            400               8
Maxim Pharmaceuticals *ss.                           1,200               8
Axys Pharmaceutical *ss.                             1,800               8
Discovery Partners International *ss.                1,600               7
Nanogen *                                            1,050               7
Biosource International *                            1,100               7
Neurogen *ss.                                          300               7
OXiGENE *ss.                                         1,300               7
United Therapeutics *ss.                               500               7
Genstar Therapeutics *                                 900               7
Organogenesis *                                        900               7
Northfield Laboratories *                              400               7
Triangle Pharmaceuticals *                           1,400               7
Ortec International *                                1,000               7
Synaptic Pharmaceutical *                            1,000               7
First Horizon Pharmaceutical *                         200               6
MGI PHARMA *                                           500               6
Immune Response *ss.                                 1,300               6
NaPro BioTherapeutics *ss.                             600               6
Ariad Pharmaceuticals *                              1,200               6
Concentric Network *                                   800               6
Nu Skin Asia Pacific                                   700               6
NeoTherapeutics *ss.                                 1,500               6
Hyseq *ss.                                             500               6
Introgen Therapeutics *                              1,200               6
Progenics Pharmaceuticals *                            300               6
Geron *ss.                                             400               6
Advanced Tissue Sciences *                           1,100               6
Pain Therapeutics *                                    700               5
Genzyme General *ss.                                   375               5
Axonyx *                                             1,200               5
Cell Pathways *ss.                                     700               4
Von Pharmaceuticals *                                  500               4
Curis *                                                660               4
Ciphergen Biosystems *                                 600               4
BioCryst Pharmaceuticals *                             600               4

3 Dimensional Pharmaceutical *                         400   $           4
Acacia Research *ss.                                   200               3
NeoRx *                                              1,100               3
Matritech *                                          1,000               3
Valentis *ss.                                          500               3
Variagenics *                                          800               3
Ribozyme Pharmaceuticals *ss.                          300               3
Immucor *                                              800               3
Collateral Therapeutics *                              400               2
Genelabs Technologies *                              1,100               2
IntraBiotics Pharmaceuticals *                       1,500               2
Genomic Solutions *                                    400               2
Alliance Pharmaceutical *                              800               2
Microcide Pharmaceuticals *                            400               2
Insite Vision *                                      1,300               1
Biosepra *ss.                                          100               1
Nexell Therapeutics *                                  275               1
                                                                     6,110

Medical Products  2.3%
Hillenbrand Industries                               1,800             103
Waters Corporation *                                 3,500              97
MiniMed *                                            1,800              86
Cytyc *                                              3,000              69
Beckman Coulterss.                                   1,600              65
Varian Associates *                                    900              64
Apogent Technologies *                               2,500              61
Patterson Dental *                                   1,700              56
Dentsply International                               1,200              53
Henry Schein *                                       1,300              50
ResMed *ss.                                            900              45
Edwards Lifesciences *                               1,600              42
Invacare                                             1,000              39
Steris *                                             1,900              38
IDEXX Laboratories *                                 1,100              34
Bio-Rad Laboratories *                                 600              30
VISX *                                               1,500              29
Respironics *                                          900              27
Mentor                                                 900              26

IMAMED *                                               900   $          25
Polymedica *ss.                                        600              24
ArthroCare *ss.                                        900              24
Datascope                                              500              23
Biosite Diagnostics *ss.                               500              22
Cygnus *ss.                                          2,100              22
Merit Medical Systems *                              2,300              21
Cooperss.                                              400              21
Digene *ss.                                            500              20
Ocular Sciences *                                      800              20
Intuitive Surgical *ss.                              1,500              20
Cerus *                                                270              20
American Medical Systems *                           1,200              18
CONMED *                                               700              18
Analogicss.                                            400              18
Owens & Minorss.                                       900              17
ORATEC Interventions *                               1,700              16
Ventana Medical Systems *ss.                           500              16
Theragenics *                                        1,400              16
Thoratec Laboratories *                              1,002              16
Arrow International                                    400              15
Magellan Health Services *                           1,200              15
Haemonetics *                                          500              15
Kensey Nash *ss.                                       900              15
Sybron Dental Specialties *                            700              14
ABIOMED *ss.                                           600              14
Cytogen *                                            2,500              14
Possis Med *ss.                                      1,100              13
Vital Signs                                            400              13
Novoste *                                              500              13
Aksys *                                              1,100              11
ATS Medical *                                          900              11
Zoll Medical *ss.                                      400              11
Integra Lifesciences *                                 500              11
West Pharmaceutical Services                           400              11
Conceptus *                                            700              11
Aerogen *                                            1,500              10

Genzyme Transgenics *                                1,000   $          10
Tripath Imaging *                                    1,000              10
Sonosite *                                             500              10
Endocare *                                             600              10
Aspect Medical Systems *                               600               9
Med-Design *ss.                                        300               9
PSS World Medical *                                  1,400               9
Aphton *                                               400               9
Cyberonics *ss.                                        500               8
Matria Healthcare *                                    500               8
Candela Laser *                                      1,200               8
I - STAT *                                             500               7
Urologix *                                             400               7
Sonic Innovations *ss.                               1,100               7
Stemcells *                                          1,500               7
Align Technology *ss.                                  900               7
Biotime *ss.                                           900               7
Mine Safety Appliances                                 200               7
Hypertenson Diagnostics *ss.                         1,300               7
SangStat Medical *                                     400               7
Exactech *                                             500               6
Computer Motion *                                    1,300               5
Chromavision Medical Systems *                         900               5
Regeneration Technologies *                            500               4
Vasomedical *                                        1,000               4
Microvision *ss.                                       200               4
Aradigm *                                              500               4
Cholestech *                                           400               3
Lifecell *                                           1,400               3
VIVUS *                                                900               3
IRIDEX *                                               700               3
Cohesion Technologies *                                500               3
Interleukin Genetics *                                 800               2
Verso Technology *                                   1,900               2
Physiometrix *                                         400               1
Sunrise Technologies International *ss.                800               1
                                                                     1,844

Medical Providers & Services  2.6%
Quest Diagnostics *                                  2,500   $         187
Laboratory Corporation of America *                  1,960             151
Health Management (Class A) *                        6,400             135
Express Scripts (Class A) *                          2,100             116
Caremark RX *ss.                                     6,200             102
Lincare *                                            2,800              84
Oxford Health Plans *                                2,800              80
Universal Health Services *ss.                       1,700              77
Trigon Healthcare *                                  1,100              71
Community Health System *                            2,400              71
First Health Group *                                 2,600              63
Health Net *                                         3,300              57
Omnicare                                             2,600              53
Davita *                                             2,300              47
Advance PCS *                                          700              45
Triad Hospitals *                                    1,516              45
Service Corp. International *ss.                     7,000              45
Covance *                                            1,800              41
LifePoint Hospitals *                                  900              40
Orthodontic Centers of America *ss.                  1,300              40
Renal Care Group *                                   1,200              39
Coventry Health Care *                               1,600              32
Beverly Enterprises *                                3,000              32
Province Healthcare *ss.                               800              28
Dianon Systems *ss.                                    600              27
Mid-Atlantic Medical Services *                      1,400              25
Accredo Health *                                       650              24
Select Medical *                                     1,200              24
AmeriPath *                                            800              23
Amsurg *                                               700              21
Cryolife *                                             500              20
US Oncology *                                        2,258              20
National Healthcare *                                1,100              20
Dynacq International *ss.                            1,000              19

Specialty Laboratories *                               500   $          19
Impath *                                               400              18
Hooper Holmes                                        1,700              17
Sunrise Assisted Living *ss.                           600              16
PacifiCare Health Systems (Class A) *ss.               900              15
Rightchoice Manage Care *                              300              13
Cobalt                                               1,700              12
Sierra Health Services *                             1,600              11
Aaipharma *                                            600              10
America Service Group *                                400              10
American Medical Security *                          1,800              10
Pediatrix Medical Group *                              300              10
Carriage Services *ss.                               1,600               9
Insight Health Services *                              500               9
Lifeline Systems *                                     400               8
MIM *                                                1,200               7
American Retirement *                                1,600               6
LabOne *                                               800               5
Res-Care *                                             600               5
York Group *                                           500               5
LCA Vision *                                         1,600               4
Cybe- Care *ss.                                      1,800               2
Capital Senior Living *                              1,000               2
                                                                     2,127
Total Health Care                                                   10,081

TECHNOLOGY  21.7%
Computer Makers  0.1%
Digital Lightwave *ss.                                 950              35
Handspring *ss.                                      3,300              26
Concurrent Computer *                                1,600              11
Silicon Graphics *                                   3,800               5
Xybernaut *ss.                                       1,100               5
Authentidate Holding *                                 700               3
Vitech America *                                     1,400               1
                                                                        86

Communication Equipment  1.7%
CIENA *                                              8,710   $         331
ONI Systems *ss.                                     3,500              98
L 3 Communications *ss.                              1,000              76
Sycamore Networks *ss.                               7,350              68
Tellium *ss.                                         3,300              60
Polycom *                                            2,200              51
Advanced Fibre Communications *                      2,300              48
Tekelec *ss.                                         1,700              46
Harris                                               1,600              44
Corvis *ss.                                          9,400              41
Ulticom *                                            1,000              34
Plantronics *ss.                                     1,300              30
Sawtek *                                             1,200              28
DMC Stratex Networks *ss.                            2,510              25
Powerwave Technologies *                             1,600              23
Harmonic *                                           2,184              22
Next Level Communications *                          2,900              20
ViaSat *ss.                                            800              19
ANTEC *ss.                                           1,500              19
ADTRAN *                                               900              18
Terayon Communication Systems *ss.                   2,500              15
DSP Group *                                            700              15
Avici Systems *ss.                                   1,350              12
Comtech Telecommunications *ss.                        750              10
NMS Communications *                                 1,400              10
Spectrian *ss.                                         600              10
PictureTel *                                         1,700              10
Aspect Telecommunications *                          1,200               8
Sunrise Telecom *ss.                                 1,400               8
Ditech Communications *                              1,100               8
Sorrento Networks *ss.                                 650               8
Applied Innovation *                                   900               8
Allen Telecom *                                        500               7
Symmetricom *                                          500               7

C-Cor.net *                                            600   $           7
Telular *                                              700               7
Metawave Communications *                            1,300               7
InterVoice *                                           610               7
Applied Signal Technology                            1,300               7
Datron Systems *                                       400               6
Celeritek *ss.                                         400               6
Inter-Tel                                              500               6
Intelidata Technologies *ss.                         1,000               6
Spectralink *                                          400               5
Globecomm Systems *ss.                                 600               4
Covad Communications Group *ss.                      3,775               4
Carrier Access *                                       600               4
RF Monolithics *                                       900               3
Data Critical *                                      1,500               3
Novatel *                                            1,300               3
Com21 *ss.                                           1,400               2
Andrea Electronics *                                 1,500               2
California Amplifier *ss.                              600               2
Brooktrout *                                           300               2
VYYO *ss.                                            1,400               2
Equinix *ss.                                         1,600               2
MCK Communications *ss.                                700               2
Glenayre Technologies *                              1,200               2
Socket Communications *                                600               2
Westell Technologies *                                 800               1
Airnet Communications *ss.                             800               1
Xeta *ss.                                              200               1
Triton Networks Systems *                            1,100               1
                                                                     1,344

Computer Communications Equipment  1.1%
Juniper Networks *                                   8,730             271
Brocade Communications Systems *ss.                  6,140             270
Extreme Networks *ss.                                2,950              87
Emulux *                                             2,120              86
Electronics for Imaging *                            1,500              44

Echelon *ss.                                         1,000   $          31
Adaptec *                                            2,600              26
Lantronix *                                          1,100              11
Network Peripherals *ss.                               900              11
Auspex Systems *                                     1,300               9
Performance Technologies *                             600               9
Sonicblue *                                          1,900               6
Verilink *                                           1,800               6
Cosine Communications *ss.                           2,600               6
Interphase *                                           900               5
Gadzoox Networks *ss.                                  700               2
Extended Systems *                                     300               2
Paradyne Networks *                                    900               2
First Virtual Communications *                       1,200               1
SCM Microsystems *ss.                                   50               1
Ezenia! *                                              600               0
Entrada Networks *                                      62               0
                                                                       886

Miscellaneous Computer Hardware  1.2%
Foundry Networks *ss.                                3,250              65
Diebold                                              2,000              64
RSA Security *ss.                                    1,650              51
Sandisk *                                            1,800              50
Tech Data *                                          1,500              50
Zebra Technologies (Class A) *                       1,000              49
Storage Technology *                                 3,100              43
Ikon Office Solutions                                4,200              41
Black Box *ss.                                         570              38
Quantum DLT & Storage Systems Group *                3,800              38
Maxtor *                                             6,304              33
Ingram Micro *                                       2,200              32
Stratos Lightwave *                                  2,260              29
Mercury Computer Systems *                             500              25
Advanced Digital Info *                              1,400              24
Imation *                                              800              20
Iomega *                                             7,800              19
MIPS Technologies *ss.                               1,000              17

In Focus Systems *ss.                                  800   $          16
Checkpoint Systems *ss.                                900              16
Read-Rite *                                          2,900              16
Hutchinson Technology *                                800              15
Western Digital *                                    3,600              14
Speechworks International *                            900              14
Coinstar *                                             600              13
Secure Computing *                                     800              13
Kronos *                                               300              12
Radisys *                                              500              12
Dataram *                                            1,150              11
SBS Technologies *                                     600              11
Scansource *                                           200              10
Datalink *                                           1,000               9
Wave Systems *ss.                                    1,400               8
California First National Bancorp                      600               8
Rimage *                                               800               7
Overland Data *                                        800               6
Identix *                                              900               6
Stratasys *                                          1,700               5
Metrologic Instruments *                               500               5
Global Payment Technologies *                        1,500               5
Procom Technology *                                    500               5
CompuCom Systems *                                   1,600               4
T R Systems *                                        1,100               4
Vixel *                                              1,700               4
Crossroads Systems *                                   640               4
Interlink Electronics *ss.                             450               4
Hypercom *                                             700               3
SmartDisk *                                            600               3
Workflow Management *                                  392               3
Vertex Industries *ss.                               1,100               2
Exabyte *                                            2,200               2
Netsilicon *ss.                                        400               2
Tidel Technologies *                                 1,400               2
MTI Technology *                                       600               1

Latitude Communications *                              600   $           1
Network Engines *                                    1,200               1
Hauppague Digital *                                    400               1
En Pointe Technologies *                               200               0
Ultradata Systems *                                  1,200               0
                                                                       966

Computer Software  4.7%
BEA Systems *ss.                                    10,500             322
i2 Technologies *                                   10,966             217
Electronic Arts *                                    3,600             208
Rational Software *                                  5,500             154
Sonus Networks *                                     5,490             128
Cadence Design Systems *                             6,500             121
Peregrine Systems *ss.                               4,125             120
Macrovision *                                        1,400              96
Quest Software *ss.                                  2,400              91
Symantec *                                           2,060              90
Synopsys *                                           1,500              73
TIBCO Software *                                     5,450              70
Vignette *                                           6,448              57
Micromuse *                                          1,960              55
Reynolds & Reynolds                                  2,400              53
Advent Software *                                      800              51
Renaissance Learning *ss.                              900              46
Manugistics Group *ss.                               1,800              45
Informix *                                           7,500              44
Legato Systems *                                     2,700              43
Network Associates *                                 3,400              42
National Instruments *ss.                            1,300              42
Cerner *                                             1,000              42
Serena Software *                                    1,100              40
J. D. Edwards *                                      2,800              40
NetIQ *                                              1,258              39
Sybase *                                             2,372              39
Informatica *ss.                                     2,100              36
Redback Networks *ss.                                4,020              36
Titan *ss.                                           1,500              34

Intergraph *                                         2,200   $          34
Borland Software *ss.                                2,100              33
Wind River Systems *ss.                              1,876              33
Manhattan Associates *ss.                              800              32
SeeBeyond Technology *                               2,000              32
Acxiom *ss.                                          2,400              31
Activision *                                           800              31
Eclipsys *                                           1,200              29
Mentor Graphics *                                    1,500              26
Remedy *                                               700              24
Nyfix *                                                750              24
HNC Software *ss.                                      900              22
Agile Software *ss.                                  1,300              22
Numerical Technologies *ss.                          1,000              21
Midway Games *ss.                                    1,079              20
CACI *                                                 400              19
Redeemable Hat *                                     4,700              19
Structural Dynamics Research *                         700              17
Rosetta Inpharmatics *ss.                            1,100              17
Aspen Technology *                                     700              17
Integral Systems *ss.                                  700              17
MSC Software *                                         900              17
Pharmacopeia *                                         700              17
Take-Two Interactive Software *ss.                     900              17
IMRglobal *                                          1,500              16
FileNet *                                            1,100              16
Actuate *                                            1,700              16
OPNET Technologies *                                   900              16
Docent *ss.                                          1,600              16
Embarcadero *ss.                                       700              16
Transaction Systems Architects *ss.                  1,000              15
MapInfo *                                              675              15
TALX                                                   400              15
Phoenix Technologies *                               1,000              15
AremisSoft *ss.                                        900              15
SeaChange International *                              800              14
Sunquest Information Systems *                         600              14

ONYX Software *ss.                                   1,700   $          14
JDA Software Group *                                   800              13
Carreker Antinori *ss.                                 600              13
Entrust Technologies *                               1,800              13
Avid Technology *                                      800              13
Dendrite International *ss.                          1,100              12
Digimarc *ss.                                          500              12
IDX Systems *                                          800              12
Documentum *                                           900              12
Progress Software *                                    700              11
Ansys *                                                600              11
MetaSolv *                                           1,400              11
SPSS *                                                 700              11
MRO Software *                                         700              11
MICRO Systems *                                        500              11
Avant *ss.                                             800              11
Per Se Technologies *                                1,300              11
Radiant Systems *                                      650              10
Brio Technology *ss.                                 1,400              10
Websense *ss.                                          500              10
Infogrames *                                         1,300              10
BTG *                                                1,200              10
Visual Networks *                                    1,100              10
Computer Network Technology *                          900              10
Sanchez Computer Associates *ss.                       700               9
Catapult Communications *                              400               9
Hyperion Solutions *                                   600               9
Witness Systems *                                      800               9
Pinnacle *                                           1,400               8
Clarus *ss.                                          1,350               8
Indus International *                                1,000               8
ACTV *                                               2,400               8
Complete Business Solutions *                          700               8
Extensity *                                            750               8
Watchguard Technologies *ss.                           700               7
Richton International *                                200               7
Mechanical Dynamics *ss.                               600               7

Timberline Software                                  1,300   $           7
Insignia Systems *                                   1,000               7
Ultimate Software Group *                            1,300               7
CCC Information Services Group *ss.                  1,100               7
Aware *                                                700               6
Moldflow *                                             400               6
Industri-Matematik *                                 3,200               6
Blue Martini Software *ss.                           1,900               6
Starbase *ss.                                        1,500               5
MAPICS *                                               900               5
Pumatech *ss.                                        1,800               5
Virginia Linux Systems *                             1,512               5
Innoveda *                                           2,000               5
3Do *                                                  700               5
Signalsoft *ss.                                        400               5
Concord Communications *ss.                            500               4
Novadigm *                                             400               4
Pegasystems *                                        1,300               4
Applied Microsystems *                                 800               4
Health Management Systems *                          2,000               4
Ducocorp *                                           1,100               4
Vasco Data Security International *                  1,200               4
Datastream *                                           500               4
Norstan *                                            1,300               4
Synquest *                                           1,000               3
Mercator Software *ss.                               1,400               3
Netspeak *                                           1,200               3
Bottomline Technologies *ss.                           600               3
Predictive Systems *ss.                                800               3
Eagle Point Software *                                 600               3
Applix *                                             1,600               3
InfoCure *                                           1,300               3
MicroStrategy (Class A) *ss.                         1,100               3
Troy Group *                                           700               3
Adept Technology *ss.                                  300               3
Bind View Development *                              1,400               3
Resonate *ss.                                          700               3

Zixit *ss.                                             300   $           3
Tarantella *                                         1,600               3
Systems & Computer Technology *                        300               3
Rogue Wave Software *                                  600               3
NetScout Systems *ss.                                  400               3
NEON Systems *                                         300               3
Cysive *                                               800               3
Captaris *                                           1,200               2
General Magic *ss.                                   2,400               2
Scientific Learning *                                1,100               2
Corio *                                              1,700               2
Tanning Technology *ss.                                400               2
US Wireless *                                          600               2
Tricord Systems *ss.                                   600               2
Convera *                                              300               1
Netguru Common *                                       600               2
Epicor Software *                                    1,100               1
Litronic *                                             500               1
Logility *                                             400               1
Appiant Technologies *ss.                              500               1
Excelon *ss.                                           700               1
Sagent Technology *ss.                                 600               1
Click2Learn *                                          500               1
EBT International *                                    300               1
Media 100 *                                            500               1
Vertel *                                               600               1
SilverStream Software *                                100               1
Sonic Foundry *ss.                                     400               1
Information Architects *                               500               1
Evolve Software *                                    1,100               1
Ravisent Technologies *ss.                             300               1
Applied Digital Solutions *ss.                       1,300               1
Ecometry *                                             400               1
Exchange Applications *                                500               1
Optika *                                               400               0
Datatec Systems *                                      700               0
Daleen Technologies *                                  400               0
eSoft *                                                300   $           0
DSET *                                                 400               0
Artificial Life *                                      300               0
                                                                     3,839

Information Services  1.9%
SunGard Data Systems *                               7,000             210
DST Systems *                                        3,240             171
Total Systems Services                               5,300             151
Affiliated Computer Services (Class A) *ss.          1,400             101
CSG Systems International *                          1,400              81
Galileo                                              2,400              78
Jack Henry & Associates                              2,200              68
WebMD *                                              9,437              66
CNET Networks *ss.                                   3,471              45
Keane *                                              2,000              44
Perot Systems *                                      2,300              42
Factset Research Systems                               900              32
Medquist *                                             982              29
Global Paymentsss.                                     880              26
EFunds *ss.                                          1,400              26
PEC Solutions *                                      1,000              22
Barra *                                                500              20
Lightbridge *                                        1,038              20
CIBER *ss.                                           2,000              19
American Management Systems *                          800              19
Avert                                                  800              17
Answerthink Consulting Group *                       1,700              17
Travelocity.com *ss.                                   500              15
Multex.com *                                           900              15
Internap Network Services *                          4,350              14
CoStar Group *                                         500              13
Storagenetworks *ss.                                   700              12
Sykes Enterprises *                                  1,000              11
Caminus *ss.                                           400              11
BSQUARE *                                            1,000              10
Pegasus Systems *                                      900              10
QRS *ss.                                               600              10

Digital Insight *                                      431   $          10
Tier Technologies (Class B) *                          900               9
Cognizant Technology Solutions *                       200               8
Metro Information *                                  2,000               8
Onesource Information Services *                       900               8
McAfee.com *ss.                                        600               7
Support.com *ss.                                     1,100               7
Keynote Systems *                                      550               6
Cambridge Technology Partners *                      1,600               6
Group 1 Software *                                     300               5
Netsolve *                                             300               4
TriZetto Group *ss.                                    400               4
Agency Common *ss.                                   1,000               3
Data Return *ss.                                     1,700               3
PurchasePro.com *ss.                                 2,000               3
National Information Consortium *ss.                 1,500               3
Practiceworks *                                        325               3
Billserv.com *                                       1,300               3
Technology Solutions *ss.                            1,300               2
Lionbridge Technologies *                            1,100               2
Manatron *                                             300               1
The A Consulting Team *                              1,800               1
Corillian *                                            200               1
Interliant *ss.                                      1,400               1
Concero *                                              300               0
                                                                     1,533

Semiconductor Capital Equipment  0.4%
Lam Research *                                       3,350              99
Axcelis Technologies *                               2,600              39
Varian Semiconductor Equipment *ss.                    800              34
Veeco *                                                729              29
Kulicke & Soffa *ss.                                 1,400              24
Mattson Technology *ss.                              1,313              23
Asyst Technology *                                   1,200              16
Photronics *                                           610              16
Electroglas *                                          700              12

FSI International *                                    600   $           8
PRI Automation *ss.                                    400               7
Btu International *                                    800               5
                                                                       312

Electronic Equipment  3.0%
SPX *ss.                                             1,108             139
AVX                                                  5,000             105
American Tower Systems (Class A) *ss.                4,800              99
SCI Systems *                                        3,810              97
Telecorp PCS *ss.                                    4,700              91
Amphenol *                                           1,300              52
McDATA *                                             2,900              51
KEMET *                                              2,200              44
Cabot Microelectronics *ss.                            682              42
Cognex *ss.                                          1,200              41
Plexus *ss.                                          1,160              38
Fisher Scientific *                                  1,300              38
LTX *ss.                                             1,400              36
Sensormatic Electronics *ss.                         2,000              34
Inrange Technologies *                               2,200              34
Roper Industries                                       800              33
Commscope *                                          1,400              33
FEI *                                                  800              33
THQ *                                                  550              33
Varian *                                             1,000              32
MKS Instruments *                                    1,100              32
Credence Systems *                                   1,300              32
Anixter International *ss.                           1,000              31
Ixia *                                               1,600              30
DDi *                                                1,500              30
Metromedia Fiber Network *ss.                       14,100              29
GlobeSpan *ss.                                       1,900              28
Centillium Communications *ss.                       1,100              27
MRV Communications *                                 2,800              26
Federal Signal                                       1,100              26
Bruker Daltonics *                                   1,700              26

BEI Technologies                                       900   $          24
Coherent *                                             650              24
Rudolph Technologies *ss.                              500              23
Dionex *                                               700              23
Cable Design Technologies *                          1,350              22
H Power Corp. *ss.                                   2,200              21
Helix Technology                                       700              21
Interdigital *ss.                                    1,600              21
Astropower *ss.                                        400              21
Packard BioScience *                                 2,400              20
Esterline Technologies *                               900              20
Input/Output *                                       1,500              19
Aeroflex *                                           1,800              19
General Cable                                        1,000              19
Park Electrochemical                                   700              18
Interlogix *                                           500              18
APW *                                                1,725              17
Nanometrics *                                          600              16
Vicor *                                              1,000              16
Research Frontiers *ss.                                600              16
FLIR Systems *                                         600              15
Artesyn Technologies *                               1,100              14
New Focus *ss.                                       1,700              14
ACLARA BioSciences *                                 1,400              14
Trimble Navigation *ss.                                700              14
Zygo *ss.                                              600              13
Therma Wave *                                          700              13
TTM Technologies *                                   1,500              13
Intermagnetics Generalss.                              400              13
Tollgrade Communications *ss.                          450              13
Keithley Instrumentsss.                                600              13
Lexent *                                             1,400              12
Gerber Scientific                                    1,100              12
Universal Display *                                    700              12
Pemstar *                                              800              12
Franklin Electric                                      150              11
Valence Technology *ss.                              1,700              11

Littelfuse *ss.                                        400   $          11
EMS Technologies *                                     700              11
Viasystems Group *                                   3,500              11
II-VI *                                                600              10
ParkerVision *ss.                                      400              10
Cyberoptics *                                          850              10
Planar Systems *                                       400              10
LeCroy *                                               400              10
Three-Five Systems *ss.                                550              10
Benchmark Electronics *ss.                             400              10
Western Multiplex *                                  1,400              10
Manufacturers' Services *ss.                         1,600              10
Proxim *ss.                                            660               9
Spectra-Physics Lasers *                               400               9
Molecular Devices *                                    450               9
Bel Fuse                                               300               9
Pioneer-Standard Electronicsss.                        700               9
Excel Technology *                                     400               9
Copper Mountain *                                    2,100               9
Signal Technology *                                    800               9
3D Systems *                                           500               8
Caliper Technologies *ss.                              400               8
Genrad *                                             1,400               8
Rheometric Scientific *                              1,600               8
Photon Dynamics *ss.                                   300               8
Netro *                                              1,900               8
Mechanical Technology *                              1,110               8
Anaren Microwave *ss.                                  400               8
Tripath Technology *ss.                                700               8
California Micro Device *ss.                         1,100               8
Duraswitch Industries *                                500               8
Methode Electronics (Class A)                          900               8
Harvard Bioscience *ss.                                700               8
Ultratech Stepper *                                    300               8
Video Display                                        1,440               8
Alliance Fiber Optic Products *                      1,600               8
Somera Communications *ss.                           1,000               7

Aehr Test Systems *                                  1,600   $           7
X-Rite                                                 800               7
APA Optics *                                           700               6
Cepheid *                                            1,800               5
Merix *                                                300               5
PECO II *                                              800               5
Computer Access Technology *ss.                        800               5
Utstarcom *ss.                                         200               5
Channell Commercial *                                  700               4
Wink Communications *                                1,400               4
Lightpath Technologies *ss.                            400               4
Stockeryale *                                          300               3
Advanced Switching Commerce *ss.                     1,100               3
o2wireless Solutions *                               1,100               2
Perceptron *                                         1,600               2
Tech Ops Sevcon                                        200               2
ACT/Manufacturing *ss.                                 150               2
Enviromental Tectonics *                               100               1
                                                                     2,441

Semiconductor  3.6%
NVIDIA *ss.                                          1,800             167
Atmel *                                             12,300             166
Agere Systems *                                     19,500             146
RF Micro Devices *ss.                                4,500             121
Microchip Technology *                               3,333             111
Amkor Technology *ss.                                4,300              95
Finisar *ss.                                         4,900              92
Integrated Device Technology *                       2,800              89
Vishay Intertechnology *ss.                          3,800              87
Cypress Semiconductor *                              3,400              81
Micrel *                                             2,380              79
Lattice Semiconductor *ss.                           3,040              74
Avnet                                                3,296              74
Intersil Holding *                                   1,800              66
Arrow Electronics *                                  2,400              58
International Rectifier *                            1,700              58
Semtech *ss.                                         1,900              57

Fairchild Semiconductor *                            2,310   $          53
Cree Research *ss.                                   2,000              52
Cirrus Logic *                                       2,100              48
TriQuint Semiconductor *ss.                          2,000              45
Pixelworks *ss.                                      1,100              39
Advanced Energy Industries *ss.                        900              37
Integrated Circuit Systems *                         1,900              37
Microsemi *                                            500              36
Alpha Industries *                                   1,200              36
Electro Scientific Industries *                        900              34
Rambus *                                             2,680              33
Kopin *                                              2,400              29
Silicon Laboratories *ss.                            1,300              29
ANADIGICS *ss.                                       1,195              28
Exar *                                               1,300              26
Microtune *                                          1,100              24
DuPont Photomasks *                                    500              24
Transmeta *                                          4,200              23
TranSwitch *ss.                                      2,100              23
Silicon Storage Technology *                         2,200              22
Siliconix *                                            700              22
ATMI *                                                 700              21
ON Semiconductor *                                   4,600              21
Virata *ss.                                          1,700              20
Entergris *                                          1,700              20
Ess Technology *                                     1,800              19
Avanex *                                             1,900              18
Zoran *                                                600              18
SJW                                                    200              17
Elantec Semiconductor *                                500              17
MEMC Electronic Materials *                          2,200              17
JNI *ss.                                             1,200              17
Luminent *ss.                                        4,000              17
American Xtal Technology *                             600              16
Oak Technology *ss.                                  1,500              16
Chippac *ss.                                         1,500              16

IXYS *                                                 900   $          14
REMEC *                                              1,100              14
Cohu                                                   600              14
Alliance Semiconductor *ss.                          1,100              13
PLX Technology *                                     1,500              13
Pericom Semiconductor *                                800              13
CTS                                                    600              12
Actel *                                                500              12
Energy Conversion Devices *ss.                         400              11
Power Integrations *                                   700              11
American Superconductor *                              400              10
Stanford Microdevices *                                600              10
Integrated Silicon Solution *                          700              10
General Semiconductor *                                900               9
Artisan Components *                                   800               8
Silicon Image *                                      1,600               8
Virage Logic *                                         500               8
WJ Communications *ss.                               1,600               7
Conductus *                                          1,400               7
Sipex *ss.                                             600               7
Optical Communications Products *                      600               6
Advanced Power Technology *                            500               6
Catalyst Semiconductor *                             1,500               6
Tessco Technologies *                                  400               6
Nu Horizons Electronics *ss.                           500               5
OPTI *                                               1,200               5
Ibis Technology *                                      400               4
Micron Electronics *ss.                              2,700               4
QuickLogic *                                           700               4
Katy Industries                                        800               4
Omnivision Technologies *                              600               3
Rainbow Technologies *                                 600               3
Sigma Designs *                                      1,400               3
hi/fn *                                                200               3
Reptron Electronics *                                  600               3
Insilicon *                                            600               3

Micro Linear *                                       1,100   $           3
Ramtron International *                                800               3
Superconductor Technologies *ss.                       400               2
Integrated Telecom Express *                         1,000               2
Dense Pac Microsystems *                               700               2
Tvia *                                                 600               1
Netergy Networks *                                     800               1
HEI *                                                  100               1
Diodes *                                                50               1
                                                                     2,886
Internet  4.0%
e-Bay *ss.                                           7,300             500
VeriSign *ss.                                        5,391             324
Openwave Systems *                                   4,663             162
Amazon.com *ss.                                     10,000             141
HomeStore.com *ss.                                   2,850             100
Checkfree Holdings *ss.                              2,100              74
Infonet Services *                                   8,500              72
Retek *                                              1,345              64
Expedia *                                            1,300              61
Internet Security Systems *ss.                       1,150              56
RealNetworks *                                       4,700              55
Riverstone Networks *ss.                             2,700              54
Earthlink *                                          3,620              51
DoubleClick *                                        3,592              50
priceline.com *                                      5,200              47
Interwoven *                                         2,700              46
Sonicwall *ss.                                       1,700              43
AmeriTrade *ss.                                      5,100              41
Exult *ss.                                           2,300              39
Inktomi *                                            4,000              38
Ariba *ss.                                           6,700              37
Liberate Technologies *ss.                           3,150              34
Macromedia *                                         1,910              34
InfoSpace.com *                                      8,856              34
Webex Communications *ss.                            1,200              32

Exodus Communications *ss.                          15,200   $          31
Webmethods *ss.                                      1,408              30
GoTo.com *                                           1,500              29
Commerce One *                                       4,920              29
Akamai Technologies *ss.                             3,078              28
S1 *ss.                                              2,000              28
Intranet Solutions *ss.                                700              27
MatrixOne *                                          1,100              25
Saba Software *                                      1,400              23
Netegrity *                                            750              22
Ticketmaster Online-CitySearch *                     1,500              22
E.piphany *                                          2,140              22
America Online Latin America *ss.                    2,400              22
Freemarkets *ss.                                     1,050              21
Skillsoft *ss.                                         600              21
Centra Software *                                    1,200              20
Hotel Reservations Network *ss.                        400              19
At Home *ss.                                         8,440              18
Verity *                                               900              18
Portal Software *ss.                                 4,300              18
Safeguard Scientifics *ss.                           3,400              17
HotJobs.com *ss.                                     1,500              16
Nuance Communications *                                900              16
Vastera *                                            1,100              16
eSpeed (Class A) *                                     700              15
Genuity *ss.                                         4,900              15
Internet Capital Group *ss.                          7,500              15
Clarent *                                            1,600              15
Universal Access *                                   2,300              14
Register Common *ss.                                   900              14
Click Commerce *ss.                                  1,500              13
Healthextras *                                       1,300              12
NetRatings *                                           800              12
Vitria Technology *                                  3,300              11
OTG Software *                                       1,600              11
Viewpoint *                                          1,300              11

Digitas *ss.                                         2,400   $          11
F5 Networks *ss.                                       600              11
Art Technology Group *                               1,780              10
Packeteer *ss.                                         800              10
EXE Technologies *ss.                                1,700              10
Inet Technologies *ss.                               1,200              10
Kana Communications *ss.                             4,672              10
Digitalthink *ss.                                    1,300               9
Inforte *                                              700               9
MP3.com *                                            1,700               8
Digex *ss.                                             630               8
Xcare Net *                                            600               8
Divine *                                             3,700               8
Synplicity *                                           700               7
Chordiant Software *                                 2,120               7
Tumbleweed Communications *ss.                       1,700               6
Choice One Communications *ss.                         900               6
Net2Phone *ss.                                       1,000               6
Ibasis *                                             1,100               5
VerticalNet *ss.                                     2,200               5
Igate Capital *ss.                                   1,500               5
Valueclick *                                         1,600               5
Cacheflow *ss.                                       1,000               5
Network Plus *ss.                                    1,800               5
Cobalt Group *                                       1,400               5
Switchboard *                                          800               5
Prodigy Communications *                               800               5
Cheap Tickets *ss.                                     300               5
Virage *                                             1,300               4
GoAmerica *                                          2,000               4
Wit Soundview Group *                                2,200               4
iManage *                                            1,100               4
Loudcloud *ss.                                       1,300               4
StarMedia Network (Class B) *                        2,100               4
Innodata *                                           1,200               4
At Road *                                            1,700               4

Selectica *ss.                                         850   $           4
WorldGate Communications *ss.                          700               4
Webb Interactive Services *                          1,400               3
Globix *ss.                                          1,700               3
USinternetworking *ss.                               2,800               3
Interactive Intelligence *                             300               3
Engage Technologies *ss.                             4,400               3
Interest Media Group *ss.                              800               3
Netopia *ss.                                           500               3
Stamps.com *                                           800               3
Primus Knowledge Solutions *ss.                        500               3
Intertrust Technology *                              2,460               3
Ecollege *                                             900               3
Zengine *ss.                                         1,000               3
LookSmart *                                          2,600               3
Viant *                                              1,400               3
Edgar Online *                                         700               3
Egain Communications *ss.                              900               2
Preview Systems *                                      700               2
Liquid Audio *ss.                                      800               2
Navisite *ss.                                        1,600               2
Be Free *                                            1,900               2
Tut Systems *ss.                                     1,300               2
Niku *                                               2,100               2
Thestreet.com *                                      1,400               2
Collectors Universe *                                1,100               2
Caldera Systems *ss.                                 1,400               2
VIA NET.WORKS *                                      1,300               2
EBENX *ss.                                             600               2
Critical Path *                                      1,900               2
Drugstore.com *ss.                                   1,700               2
Jupiter Media Metrix *ss.                            1,462               2
PC-Tel *                                               200               2
Epresence *                                            500               2
Digital River *                                        400               2
CyberSource *ss.                                     1,100               2
Apropos Technology *                                   700               2

Scient *ss.                                          1,850   $           2
Ask Jeeves *ss.                                        900               2
Marimba *                                              800               2
High Speed Access *                                  1,300               2
Vicinity *ss.                                          900               2
GRIC Communications *                                  500               1
barnesandnoble.com *                                   900               1
Open Market *                                        1,200               1
SmartServ Online *ss.                                  150               1
FirePond *                                           1,100               1
Digital Impact *ss.                                    900               1
FairMarket *                                         1,100               1
Elcom International *                                  600               1
Launch Media *ss.                                    1,100               1
eMerge Interactive *ss.                                750               1
C-bridge Internet Solutions *                          500               1
Intraware *ss.                                         700               1
Softnet Systems *                                      400               1
Lante *                                              1,050               1
MarketWatch.com *                                      300               1
Net Perceptions *                                      400               1
viaLink *ss.                                           400               1
Imagex Common *                                        500               1
Netcentives *                                        1,200               1
Versat *                                               900               1
Medicalogic *                                          955               1
Net Genesis *                                          700               1
Neoforma Common *                                      500               0
Sciquest *ss.                                          400               0
Persistence Software *                                 800               0
BE *                                                   600               0
AppliedTheory *ss.                                     500               0
Deltathree Common *                                    200               0
Telescan *                                             400               0
Quintus *ss.                                         1,413               0
                                                                     3,246
Total Technology                                                    17,539

UTILITIES  2.9%
Electric Utilities  2.0%
Teco Energyss.                                       3,500   $         107
DPL                                                  3,500             101
Northeast Utilities                                  3,700              77
Wisconsin Energy                                     3,000              71
Energy East                                          3,300              69
Alliantss.                                           2,300              67
Potomac Electric Power                               3,100              65
NSTAR                                                1,515              64
Puget Energy                                         2,400              63
Orion Power Holdings *ss.                            2,500              60
MDU Resources Group                                  1,800              57
SCANA New                                            1,910              54
Conectiv                                             2,500              54
OGE Energyss.                                        2,100              47
Allete                                               2,000              45
Sierra Pacific Resources                             2,600              42
Western Resourcesss.                                 1,900              41
DQEss.                                               1,700              38
Hawaiian Electric Industriesss.                      1,000              38
RGS Energy Groupss.                                  1,000              37
Kansas City Power & Lightss.                         1,500              37
NRG Energy *ss.                                      1,600              35
Public Service of New Mexico                         1,100              35
IDACORP                                              1,000              35
WPS Resourcesss.                                       800              28
Newpower Holdings *                                  3,100              28
Unisource Energyss.                                  1,200              28
El Paso Electric *                                   1,700              27
Montana Power                                        2,300              27
CH Energy Group                                        600              26
Cleco                                                1,000              23
Avista                                               1,000              20
Madison Gas & Electric                                 500              14
Otter Tail                                             500              14
Baycorp Holdings *                                   1,200              11

UNITIL                                                 400   $          10
Reliant Resources *                                    400              10
Aquila (Class A) *ss.                                  400              10
United Illuminating                                    200              10
Foster Wheeler                                       1,000               9
Bangor Hydro Electric                                  300               8
Central Vermont Public Service                         200               4
Maine Public Service                                   100               3
Empire District Electronicsss.                         100               2
                                                                     1,651

Gas Utilities  0.9%
UtiliCorp United                                     2,913              89
American Water Worksss.                              2,500              82
Questar                                              2,400              59
National Fuel Gas                                    1,100              57
Philadelphia Suburban                                1,625              42
WGL Holdings                                         1,500              41
AGL Resources                                        1,600              38
Piedmont Natural Gas                                 1,000              36
Energen                                              1,100              30
Vectrenss.                                           1,399              29
Atmos Energy                                         1,100              27
Southern Union *                                     1,265              26
New Jersey Resources                                   500              23
Northwest Natural Gas                                  700              17
California Water Service Group                         600              15
Southwest Gas                                          600              14
RGC Resources                                          700              14
UGI New                                                500              14
Southwestern Energy *                                1,000              12
Energysouth                                            500              11
Connecticut Water Service                              300              10
Chesapeake Utilities                                   500              10
South Jersey Industries                                300               9
NUI                                                    400               9
Cascade Natural Gas                                    400               9
Florida Public Utilities                               400               7
                                                                       730

Total Utilities                                                      2,381

MISCELLANEOUS  0.4%
Miscellaneous  0.4%
Ceridian *                                           3,900   $          75
Torch Offshore *                                     3,600              36
MeriStar Hospitality                                 1,200              28
Avocent *                                            1,145              26
J.M. Smucker                                           800              21
PolyOne                                              1,900              20
Landair *                                            3,100              18
Flowers Foods *                                        560              18
Rait Investment Trust                                  900              15
PMC Commercial Trust                                   800              11
Sound Federal Bancorp                                  900              10
Aegis Realty                                           800               8
IOMED *                                              1,500               5
Lynx Therapeutics *                                    500               3
Philips International Realty, REIT *                   500               2
Dime Bancorp                                         3,100               1
Silverline Technolgies                                 105               0
Endo Pharmaceutical                                    900               0
OPTICNET *                                             350               0
ProcureNet *                                           600               0
Total Miscellaneous                                                    297

CONSUMER DISCRETIONARY  9.0%
Entertainment  0.6%
Metro Goldwyn Mayer *                                5,800             131
Royal Caribbean Cruisesss.                           5,010             111
Pixar *                                              1,200              43
Six Flags *ss.                                       1,900              40
Cedar Fair L. P.ss.                                  1,600              36
Handleman *                                          1,200              20
Amc Entertainment *ss.                               1,000              13
Panavision *                                         1,700              10
Marcus                                                 700              10
LodgeNet Entertainment *ss.                            500               9

4Kids Entertainment *ss.                               400   $           8
Image Entertainment *                                1,800               6
J2 Communications *ss.                                 400               5
Liberty Livewire *                                     520               5
Point 360 *                                          1,000               2
American Classic Voyages *ss.                          500               1
                                                                       450

Hotels  0.6%
MGM Grand *ss.                                       4,096             123
Park Place Entertainment *                           8,000              97
Mandalay Resort *                                    1,900              52
Extended Stay America *                              2,400              36
Argosy Gaming *                                        700              19
Prime Hospitality *                                  1,600              19
Crestline Capital *                                    600              19
NS & L Bancorp                                       1,200              17
Choice Hotels International *ss.                       900              13
Aztar *                                              1,100              13
Boca Resorts *                                         800              12
American Real Estate *                               1,200              12
Pinnacle Entertainment *                             1,400              10
Sonesta International Hotels                         1,000               9
Black Hawk Gaming *                                    800               8
Hollywood Casino (Class A) *                         1,000               8
Suburban Lodges of America *                         1,000               8
Isle of Capri Casinos *ss.                             700               7
                                                                       482

Leisure  1.0%
International Game Technology *ss.                   2,100             132
International Speedway (Class A)                     1,600              67
Oakley *                                             2,000              37
Polaris Industries                                     800              37
Callaway Golf                                        2,300              36
Yankee Candle *ss.                                   1,800              34
GTECH *                                                900              32
Harman                                                 800              31
Speedway Motorsports *ss.                            1,200              30
Direct Focus *ss.                                      625              30

WMS Industries *                                       900   $          29
Station Casinos *ss.                                 1,650              27
Anchor Gaming *                                        400              26
Bally Total Fitness *ss.                               800              24
La Quinta Properties *                               3,700              19
Penn National Gaming *                                 700              18
Fossil *ss.                                            750              16
Vail Resorts *ss.                                      800              15
Russ Berrie                                            500              15
Steinway Musical Instruments *                         800              14
Motor Gaming Group *ss.                              1,000              14
Arctic Cat                                             900              13
Movado Group                                           600              12
Dover Downs Entertainment                              700              11
SCP Pool *                                             300              10
K2 *                                                   900              10
Oneida                                                 500              10
A. T. Cross (Class A) *                              1,500              10
JAKKS Pacific *                                        500               9
Shuffle Master *                                       400               8
Marinemax *                                            900               8
Universal Electrs *                                    400               7
Concord Camera *ss.                                  1,200               7
Lazare Kaplan International *                        1,100               6
Department 56 *                                        700               5
Johnson Worldwide *                                    500               3
Polaroidss.                                          1,100               3
Koala *                                                600               2
Equity Marketing *                                     200               2
                                                                       819

Media  4.9%
Cox Communications (Class A) *ss.                   15,345             680
Hughes Electronics *                                23,677             479
Gemstar TV Guide *ss.                               11,000             469
USA Networks *                                       8,240             231
Cablevision NY Group (Class A) *ss.                  3,560             208

EchoStar Communications (Class A) *ss.               6,400   $         207
Charter Communications (Class A) *ss.                7,600             177
Adelphia Communications *ss.                         4,233             174
PanAmSat *ss.                                        4,000             156
Fox Entertainment Group (Class A) *ss.               4,700             131
Westwood One *                                       2,800             103
Hispanic Broadcasting *                              3,000              86
BHC Communications (Class A) *                         600              83
Chris-Craft *                                          942              67
Entercom Communications *                            1,100              59
Hearst-Argyle Television *                           2,391              48
Emmis Broadcasting (Class A) *                       1,200              37
United Television *                                    280              35
Price Communications *                               1,634              33
Pegasus Communications *ss.                          1,400              32
Cox Radio (Class A) *                                1,100              31
Insight Communications *                             1,200              30
Mediacom Communications *ss.                         1,500              27
Interactive Data                                     2,900              26
Gaylord Entertainment *                                900              26
Cumulus Media *ss.                                   1,800              24
Liberty                                                600              24
XM Satellite Radio Holdings *ss.                     1,300              21
Loral Space & Communications *                       7,300              20
Regent Communications *                              1,700              20
Paxson Communications *ss.                           1,500              20
Sirius Satellite Radio *ss.                          1,600              20
Unitedglobalcom *ss.                                 2,200              19
Crown Media *ss.                                     1,000              19
Entravision Communications *                         1,400              17
Young Broadcasting (Class A) *                         500              17
Sinclair Broadcast (Class A) *ss.                    1,500              15
Playboy Enterprises(Class B) *ss.                      900              14
Radio One (Class A) *ss.                               600              14
Saga Communications (Class A) *                        500              12

Spanish Broadcasting *                               1,200   $          10
TiVo *ss.                                            1,700               9
Orbital Sciences *                                   2,000               8
Ackerley Group *ss.                                    600               7
Granite Broadcasting *                               1,500               5
Salem Communications *                                 200               4
Liberty Satellite *                                  1,700               4
Zomax Optical Media *                                  300               3
Acme Communications *ss.                               300               2
Beasley Broadcast Group *                              100               2
Nucentrix Broadband Networks *ss.                      200               2
Radio Unica Communications *                           500               1
                                                                     3,968

Publishing  1.2%
Washington Post (Class B)                              260             149
Scripps                                              2,100             145
Reader's Digest (Class A)                            3,000              86
Houghton Mifflin                                       900              54
Belo                                                 2,700              51
McClatchy (Class A)                                  1,100              43
John Wiley & Son                                     1,800              43
Hollinger (Class A) International                    2,900              40
PRIMEDIA *ss.                                        5,236              36
Scholastic *                                           800              34
Media Generalss.                                       700              32
Lee Enterprises                                        800              26
Banta                                                  800              23
Wallace Computer Services                            1,400              23
Pulitzer                                               400              21
ProQuest *                                             600              19
Journal Register *                                   1,100              18
Paxar *                                              1,100              16
Plato Learning *                                       500              15
Bowne                                                1,300              15
Penton Media                                           800              14
Information Holdings *                                 400              13

John H. Harland                                        500   $          12
Standard Register                                      600              11
Daily Journal *                                        400              11
New England Business Service                           400               8
Ennis Business Forms                                   900               7
Topps *                                                600               7
Hungry Minds *                                         900               6
Cadmus Communications                                  500               6
Mail-Well *ss.                                       1,100               5
Franklin Covey *                                       800               4
Consolidated Graphics *                                200               3
Impreso Common *                                     1,300               2
CTN Media Group *                                    1,500               2
                                                                     1,000

Restaurants  0.7%
Brinker *                                            2,750              71
Outback Steakhouse *                                 2,000              58
The Cheesecake Factory *ss.                          1,350              38
CEC Entertainment *                                    700              34
Jack In The Box *                                    1,300              34
Sonic *                                              1,050              33
Applebee'sss.                                          900              29
Cracker Barrel                                       1,600              27
Ruby Tuesday                                         1,500              26
IHOP *                                                 900              24
TRIARC COMPANIES *                                     900              24
Bob Evans Farms                                      1,200              22
Papa John's *ss.                                       700              18
PF Chang's China Bistro *ss.                           400              15
Ryan's Family Steak Houses *                         1,100              13
Community Financial *                                  900              13
O' Charley's *                                         600              12
California Pizza Kitchen *ss.                          500              12
AFC Enterprises *                                      600              11
Rare Hospitality International *                       500              11
Steak `N Shake *                                     1,100              10

Garden Fresh Restaurant *                            1,200   $           9
BUCA *                                                 400               9
Lone Star Steakhouse & Saloon                          600               8
Dave & Buster *                                        900               8
Frisch's Restaurants                                   500               7
Morton's Restaurant Group *                            300               6
CKR Restaurants *                                    1,650               5
PJ America *                                           600               5
Schlotzsky's *                                         700               4
Ark Restaurants *                                      100               1
                                                                       597

Total Consumer Discretionary                                         7,316

Total Common Stocks (Cost  $92,427)                                 77,866

Preferred Stocks  0.0%
MISCELLANEOUS  0.0%
Corrections Corporation America                         29               0
Total Miscellaneous                                                      0

Total Preferred Stocks (Cost  $0)                                        0

Short-Term Investments  4.4%
U.S. Treasury Obligations 0.5%
U.S. Treasury Bills, 3.61 - 3.995%, 10/18/01       405,000             400
                                                                       400

Money Market Funds 3.9%
T. Rowe Price Reserve Investment Fund, 4.34% #   3,158,580           3,159
                                                                     3,159

Total Short-Term Investments (Cost  $3,559)                          3,559

Total Investments in Securities
100.5% of Net Assets (Cost $95,986)                          $      81,425

FUTURES CONTRACTS
-----------------
In thousands                          Contract  Unrealized
                         Expiration     Value   Gain (Loss)
                         ----------  --------- ------------
Long, 1 S&P Mid Cap 400
Stock Index contracts,
$15,000 par of 3.995% of
U.S. Treasury Bills
pledged as initial margin   9/01    $    261    $  (4)

Long, 3 Nasdaq 100 Stock
Index contracts,
$210,000 par of 3.995% of
U.S. Treasury Bills
pledged as initial margin   9/01         554       (5)

Long, 10 Russell 2000 Stock
Index contracts,
$81,000 par of 3.995% of
U.S. Treasury Bills
pledged as initial margin   9/01       2,578       31

Net payments (receipts) of
variation margin to date                                           46

Variation margin receivable
(payable) on open futures contracts                                     68

Other Assets Less Liabilities                                         (461)

NET ASSETS                                                   $      81,032

    #  Seven-day yield
    *  Non-income producing
  ss. All or portion of this security is on loan @ June 30, 2001. See Note 2. ADR American Depository Receipt
 REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited                                                       June 30, 2001

STATEMENT OF ASSETS AND LIABILITIES                              In thousands

ASSETS

Investments in securities, at value (cost $95,986)                  $  81,425
Securities lending collateral                                          18,267
Other assets                                                              521
Total assets                                                          100,213
-------------------------------------------------------------------------------
Liabilities
Obligation to return securities lending collateral                     18,267
Other liabilities                                                         914
 ...............................................................................
Total liabilities                                                      19,181
 ...............................................................................
NET ASSETS                                                          $  81,032
Net Assets Consist of:
Accumulated net investment income - net of distributions            $     330
Accumulated net realized gain/loss - net of distributions              (3,848)
Net unrealized gain (loss)                                            (14,539)
Paid-in-capital applicable to 7,597,998 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                     99,089

NET ASSETS                                                          $  81,032

NET ASSET VALUE PER SHARE                                           $   10.66

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS                                            In thousands
                                                                       6 Months
                                                                          Ended
                                                                        6/30/01
Investment Income (Loss)
Income
  Dividend                                                             $    324
  Interest                                                                   99
  Securities lending                                                         62
  Other                                                                       2
  Total income                                                              487

Expenses
  Investment management and administrative                                  157

Net investment income (loss)                                                330

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
  Securities                                                             (5,151)
  Futures                                                                  (179)
  Net realized gain (loss)                                               (5,330)
Change in net unrealized gain or loss
  Securities                                                              1,291
  Futures                                                                   149
  Change in net unrealized gain or loss                                   1,440
Net realized and unrealized gain (loss)                                  (3,890)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                 $ (3,560)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS                              In thousands
                                                      6 Months          Year
                                                         Ended         Ended
                                                       6/30/01      12/31/00
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                        $    330     $     694
  Net realized gain (loss)                              (5,330)        5,980
  Change in net unrealized gain or loss                  1,440       (25,118)
  Increase (decrease) in net assets from operations     (3,560)      (18,444)

Distributions to shareholders
  Net investment income                                      -          (661)
  Net realized gain                                          -        (4,918)
  Decrease in net assets from distributions                  -        (5,579)

Capital share transactions *
  Shares sold                                           21,557        89,359
  Distributions reinvested                                   -         5,382
  Shares redeemed                                      (23,290)      (38,637)
  Redemption fees received                                   3            22
  Increase (decrease) in net assets from capital
  share transactions                                    (1,730)       56,126

NET ASSETS
Increase (decrease) during period                       (5,290)       32,103
Beginning of period                                     86,322        54,219
End of period                                         $ 81,032     $  86,322

*Share information
  Shares sold                                            2,064         6,275
  Distributions reinvested                                   -           472
  Shares redeemed                                       (2,228)       (2,843)
  Increase (decrease) in shares outstanding               (164)        3,904

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 2001

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index<168>, as represented by the Wilshire 4500 Equity Index.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management. Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices. Redemption Fees The fund assesses a 0.5% fee on redemptions of fund shares held less than six months. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors. Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the six months ended June 30, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At June 30, 2001, the value of loaned securities was $17,610,000; aggregate collateral consisted of $18,267,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $13,629,000 and $13,521,000, respectively, for the six months ended June 30, 2001.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $95,986,000. Net unrealized loss aggregated $14,561,000 at period end, of which $13,551,000 related to appreciated investments and $28,112,000 to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Associates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2001, totaled $88,000 and are reflected as interest income in the accompanying Statement of Operations.

FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A WEEK
By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAIN INFORMATION, CALL:
1-800-638-5660

FOR THE HEARING IMPAIRED, CALL:
1-800-367-0763

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

INVESTOR CENTERS:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

BALTIMORE AREA
Downtown
105 East Lombard Street

OWINGS MILLS
Three Financial Center
4515 Painters Mill Road

BOSTON AREA
386 Washington Street
Wellesley

CHICAGO AREA
1900 Spring Road, Suite 104
Oak Brook

COLORADO SPRINGS
2260 Briargate Parkway

LOS ANGELES AREA
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

NEW JERSEY/NEW YORK AREA
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

SAN FRANCISCO AREA
1990 North California Boulevard, Suite 100
Walnut Creek

TAMPA
4200 West Cypress Street
10th Floor

WASHINGTON, D.C., AREA
Downtown
900 17th Street N.W.
Farragut Square

TYSONS CORNER
1600 Tysons Boulevard
Suite 150

T. Rowe Price Investment Services, Inc., Distributor.        F24-051  6/30/01